UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22761

Investment Company Act file number

Stone Ridge Trust
(Exact name of registrant as specified in charter)

One Vanderbilt Avenue, 65th Floor

New York, New York 10017
(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

One Vanderbilt Avenue, 65th Floor

New York, New York 10017
(Name and address of agent for service)

(865) 609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2025

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)

LifeX 2028 Income Bucket ETF
LIFT (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the LifeX 2028 Income Bucket ETF (the “Fund”) for the period of September 23, 2025 (commencement of operations), to December 31, 2025. You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/income-buckets. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
LifeX 2028 Income Bucket ETF	$7*	0.25%
*	Amount shown reflects the expenses of the Fund from commencement of operations through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period ended December 31, 2025, the Fund had a total return of 1.04%. Additionally, the Fund paid monthly distributions of $0.8333 per share, totaling $2.74 per share, inline with its objective to provide reliable monthly distributions consisting of income and principal through 2028.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling nominal interest rates will generally correspond to positive performance, and periods of rising nominal interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2025, the Fund’s performance primarily reflects interest earnings from its U.S. government bond portfolio. Market interest rates, and therefore bond prices, were relatively stable year over year. The Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser believes the Fund’s 2025 performance is consistent with that objective.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
LifeX 2028 Income Bucket ETF	PAGE 1	TSR-AR-86172B593

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/23/2025)
LifeX 2028 Income Bucket ETF NAV	1.04
ICE BofA US 3-Month Treasury Bill Total Return Index	1.04
Visit https://www.stoneridgefunds.com/fund/income-buckets for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$2,083,480
Number of Holdings	26
Advisory Fees	$996
Portfolio Turnover	0%
Average Credit Quality	Aa1
Annualized Distribution Rate	9.47%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Securities	88.3%
Treasury Money Market Funds	5.5%
U.S. Treasury Bills	5.4%
Cash & Other	0.8%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/fund/income-buckets.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2028 Income Bucket ETF	PAGE 2	TSR-AR-86172B593

LifeX 2030 Income Bucket ETF
BCKT (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the LifeX 2030 Income Bucket ETF (the “Fund”) for the period of September 23, 2025 (commencement of operations), to December 31, 2025. You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/income-buckets. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
LifeX 2030 Income Bucket ETF	$7*	0.25%
*	Amount shown reflects the expenses of the Fund from commencement of operations through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period ended December 31, 2025, the Fund had a total return of 0.98%. Additionally, the Fund paid monthly distributions of $0.8333 per share, totaling $2.74 per share, inline with its objective to provide reliable monthly distributions consisting of income and principal through 2030.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling nominal interest rates will generally correspond to positive performance, and periods of rising nominal interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2025, the Fund’s performance primarily reflects interest earnings from its U.S. government bond portfolio. Market interest rates, and therefore bond prices, were relatively stable year over year. The Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser believes the Fund’s 2025 performance is consistent with that objective.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
LifeX 2030 Income Bucket ETF	PAGE 1	TSR-AR-86172B585

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/23/2025)
LifeX 2030 Income Bucket ETF NAV	0.98
ICE BofA US 3-Month Treasury Bill Total Return Index	1.04
Visit https://www.stoneridgefunds.com/fund/income-buckets for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$3,542,588
Number of Holdings	26
Advisory Fees	$936
Portfolio Turnover	0%
Average Credit Quality	Aa1
Annualized Distribution Rate	5.88%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Securities	92.7%
Treasury Money Market Funds	5.3%
U.S. Treasury Bills	1.5%
Cash & Other	0.5%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/fund/income-buckets.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2030 Income Bucket ETF	PAGE 2	TSR-AR-86172B585

LifeX 2035 Income Bucket ETF
LDDR (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the LifeX 2035 Income Bucket ETF (the “Fund”) for the period of January 3, 2025 (commencement of operations), to December 31, 2025. You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/income-buckets. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
LifeX 2035 Income Bucket ETF	$26*	0.25%
*	Amount shown reflects the expenses of the Fund from commencement of operations through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund had a total return of 6.77%.  Additionally, the Fund paid monthly distributions of $0.8333 per share, totaling $9.95 per share, inline with its objective to provide reliable monthly distributions consisting of income and principal through 2035.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling nominal interest rates will generally correspond to positive performance, and periods of rising nominal interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2025, the Fund’s performance primarily reflects interest earnings from its U.S. government bond portfolio. Market interest rates, and therefore bond prices, were relatively stable year over year. The Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser believes the Fund’s 2025 performance is consistent with that objective.
MATERIAL CHANGES
On September 19, 2025, the Fund changed its name to “LifeX 2035 Income Bucket ETF.”
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses were deducted.
LifeX 2035 Income Bucket ETF	PAGE 1	TSR-AR-86172A249

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/03/2025)
LifeX 2035 Income Bucket ETF NAV	6.77
Bloomberg U.S. Treasury Index	6.43
Visit https://www.stoneridgefunds.com/fund/income-buckets for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$45,747,802
Number of Holdings	30
Advisory Fees	$485,286
Portfolio Turnover	112%
Average Credit Quality	Aa1
Annualized Distribution Rate	11.83%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Securities	96.3%
Treasury Money Market Funds	2.7%
Cash & Other	1.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/fund/income-buckets.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2035 Income Bucket ETF	PAGE 2	TSR-AR-86172A249

LifeX 2050 Inflation-Protected Longevity Income ETF
LIAE (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the LifeX 2050 Inflation-Protected Longevity Income ETF (the “Fund”) for the period of January 1, 2025, to  December 31, 2025. You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/inflation-protected-longevity-income-etfs. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2050 Inflation-Protected Longevity Income ETF	$29	0.28%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund had a total return of 5.94%. Additionally, the Fund paid monthly distributions of $0.8550 per share, totaling $10.26 per share, inline with its objective to provide reliable monthly distributions consisting of income and principal through 2050.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for inflation-protected bonds issued by the  U.S. Treasury. Periods of falling real interest rates will generally correspond to positive performance, and periods of rising real interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2025, the Fund’s performance primarily reflects interest earnings from its U.S. government bond portfolio. Market interest rates, and therefore bond prices, were relatively stable year over year. The Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser believes the Fund’s 2025 performance is consistent with that objective.
MATERIAL CHANGES
On February 7, 2025, the Fund changed its name to “LifeX 2050 Inflation-Protected Longevity Income ETF.”
On February 19, 2025 the fund’s advisory fee was reduced to annual rate of 0.25%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses were deducted.
LifeX 2050 Inflation-Protected Longevity Income ETF	PAGE 1	TSR-AR-86172B650

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/17/2024)
LifeX 2050 Inflation-Protected Longevity Income ETF NAV	5.94	2.71
Bloomberg U.S. Treasury Inflation Notes Index	7.01	4.85
Visit https://www.stoneridgefunds.com/fund/inflation-protected-longevity-income-etfs for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$3,432,151
Number of Holdings	20
Advisory Fees	$10,002
Portfolio Turnover	123%
Average Credit Quality	Aa1
Annualized Distribution Rate	4.85%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Securities	94.1%
Treasury Money Market Funds	3.2%
U.S. Treasury Bills	2.2%
Cash & Other	0.5%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/fund/inflation-protected-longevity-income-etfs.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2050 Inflation-Protected Longevity Income ETF	PAGE 2	TSR-AR-86172B650

LifeX 2050 Longevity Income ETF
LFAI (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the LifeX 2050 Longevity Income ETF   (the “Fund”) for the period of January 1, 2025, to  December 31, 2025. You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/longevity-income. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2050 Longevity Income ETF	$30	0.29%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund had a total return of 6.13%. Additionally, the Fund paid monthly distributions of $0.8333 per share, totaling $10.00  per share, inline with its objective to provide reliable monthly distributions consisting of income and principal through 2050.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling nominal interest rates will generally correspond to positive performance, and periods of rising nominal interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2025, the Fund’s performance primarily reflects interest earnings from its U.S. government bond portfolio. Market interest rates, and therefore bond prices, were relatively stable year over year. The Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser believes the Fund’s 2025 performance is consistent with that objective.
MATERIAL CHANGES
On February 7, 2025, the Fund changed its name to “LifeX 2050 Longevity Income ETF.”
On February 19, 2025 the fund’s advisory fee was reduced to annual rate of 0.25%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
LifeX 2050 Longevity Income ETF	PAGE 1	TSR-AR-86172B692

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/08/2024)
LifeX 2050 Longevity Income ETF NAV	6.13	2.00
Bloomberg U.S. Treasury Index	6.32	3.81
Visit https://www.stoneridgefunds.com/fund/longevity-income for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$4,630,230
Number of Holdings	23
Advisory Fees	$8,988
Portfolio Turnover	131%
Average Credit Quality	Aa1
Annualized Distribution Rate	6.45%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Securities	97.6%
Treasury Money Market Funds	1.2%
Cash & Other	1.2%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/fund/longevity-income.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2050 Longevity Income ETF	PAGE 2	TSR-AR-86172B692

LifeX 2055 Inflation-Protected Longevity Income ETF
LIAM (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the LifeX 2055 Inflation-Protected Longevity Income ETF (the “Fund”) for the period of January 1, 2025, to  December 31, 2025. You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/inflation-protected-longevity-income-etfs. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2055 Inflation-Protected Longevity Income ETF	$29	0.28%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund had a total return of 5.36%. Additionally, the Fund paid monthly distributions of $0.8550 per share, totaling $10.26 per share, inline with its objective to provide reliable monthly distributions consisting of income and principal through 2055.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for inflation-protected bonds issued by the  U.S. Treasury. Periods of falling real interest rates will generally correspond to positive performance, and periods of rising real interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2025, the Fund’s performance primarily reflects interest earnings from its U.S. government bond portfolio. Market interest rates, and therefore bond prices, were relatively stable year over year. The Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser believes the Fund’s 2025 performance is consistent with that objective.
MATERIAL CHANGES
On February 11, 2025, the Fund changed its name to “LifeX 2055 Inflation-Protected Longevity Income ETF.”
On February 19, 2025 the fund’s advisory fee was reduced to annual rate of 0.25%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses were deducted.
LifeX 2055 Inflation-Protected Longevity Income ETF	PAGE 1	TSR-AR-86172B643

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/17/2024)
LifeX 2055 Inflation-Protected Longevity Income ETF NAV	5.36	2.10
Bloomberg U.S. Treasury Inflation Notes Index	7.01	4.85
Visit https://www.stoneridgefunds.com/fund/inflation-protected-longevity-income-etfs for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$4,574,275
Number of Holdings	18
Advisory Fees	$10,124
Portfolio Turnover	183%
Average Credit Quality	Aa1
Annualized Distribution Rate	4.28%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Securities	97.0%
Treasury Money Market Funds	2.4%
Cash & Other	0.6%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/fund/inflation-protected-longevity-income-etfs.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2055 Inflation-Protected Longevity Income ETF	PAGE 2	TSR-AR-86172B643

LifeX 2055 Longevity Income ETF
LFAO (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the LifeX 2055 Longevity Income ETF   (the “Fund”) for the period of January 1, 2025, to  December 31, 2025. You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/longevity-income. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2055 Longevity Income ETF	$30	0.29%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund had a total return of 5.69%. Additionally, the Fund paid monthly distributions of $0.8333 per share, totaling $10.00 per share, inline with its objective to provide reliable monthly distributions consisting of income and principal through 2055.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling nominal interest rates will generally correspond to positive performance, and periods of rising nominal interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2025, the Fund’s performance primarily reflects interest earnings from its U.S. government bond portfolio. Market interest rates, and therefore bond prices, were relatively stable year over year. The Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser believes the Fund’s 2025 performance is consistent with that objective.
MATERIAL CHANGES
On February 11, 2025, the Fund changed its name to “LifeX 2055 Longevity Income ETF.”
On February 19, 2025 the fund’s advisory fee was reduced to annual rate of 0.25%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
LifeX 2055 Longevity Income ETF	PAGE 1	TSR-AR-86172B684

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/08/2024)
LifeX 2055 Longevity Income ETF NAV	5.69	1.31
Bloomberg U.S. Treasury Index	6.32	3.81
Visit https://www.stoneridgefunds.com/fund/longevity-income for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$4,434,605
Number of Holdings	20
Advisory Fees	$9,315
Portfolio Turnover	119%
Average Credit Quality	Aa1
Annualized Distribution Rate	5.93%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Securities	97.2%
Treasury Money Market Funds	1.7%
Cash & Other	1.1%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/fund/longevity-income.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2055 Longevity Income ETF	PAGE 2	TSR-AR-86172B684

LifeX 2060 Inflation-Protected Longevity Income ETF
LIAU (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the LifeX 2060 Inflation-Protected Longevity Income ETF (the “Fund”) for the period of January 1, 2025, to  December 31, 2025. You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/inflation-protected-longevity-income-etfs. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2060 Inflation-Protected Longevity Income ETF	$29	0.28%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund had a total return of 3.64%. Additionally, the Fund paid monthly distributions of $0.8550 per share, totaling $10.26 per share, inline with its objective to provide reliable monthly distributions consisting of income and principal through 2060.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for inflation-protected bonds issued by the  U.S. Treasury. Periods of falling real interest rates will generally correspond to positive performance, and periods of rising real interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2025, the Fund’s performance primarily reflects interest earnings from its U.S. government bond portfolio. Market interest rates, and therefore bond prices, were relatively stable year over year. The Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser believes the Fund’s 2025 performance is consistent with that objective.
MATERIAL CHANGES
On February 13, 2025, the Fund changed its name to “LifeX 2060 Inflation-Protected Longevity Income ETF.”
On February 19, 2025 the fund’s advisory fee was reduced to annual rate of 0.25%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses were deducted.
LifeX 2060 Inflation-Protected Longevity Income ETF	PAGE 1	TSR-AR-86172B635

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/17/2024)
LifeX 2060 Inflation-Protected Longevity Income ETF NAV	3.64	0.84
Bloomberg U.S. Treasury Inflation Notes Index	7.01	4.85
Visit https://www.stoneridgefunds.com/fund/inflation-protected-longevity-income-etfs for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$3,055,761
Number of Holdings	22
Advisory Fees	$10,123
Portfolio Turnover	565%
Average Credit Quality	Aa1
Annualized Distribution Rate	3.86%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Securities	93.2%
Treasury Money Market Funds	2.8%
U.S. Treasury Bills	3.3%
Cash & Other	0.7%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/fund/inflation-protected-longevity-income-etfs.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2060 Inflation-Protected Longevity Income ETF	PAGE 2	TSR-AR-86172B635

LifeX 2060 Longevity Income ETF
LFAW (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the LifeX 2060 Longevity Income ETF (the “Fund”) for the period of January 1, 2025, to  December 31, 2025. You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/longevity-income. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2060 Longevity Income ETF	$30	0.29%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund had a total return of 5.42%. Additionally, the Fund paid monthly distributions of $0.8333 per share, totaling $10.00 per share, inline with its objective to provide reliable monthly distributions consisting of income and principal through 2060.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling nominal interest rates will generally correspond to positive performance, and periods of rising nominal interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2025, the Fund’s performance primarily reflects interest earnings from its U.S. government bond portfolio. Market interest rates, and therefore bond prices, were relatively stable year over year. The Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser believes the Fund’s 2025 performance is consistent with that objective.
MATERIAL CHANGES
On February 13, 2025, the Fund changed its name to “LifeX 2060 Longevity Income ETF.”
On February 19, 2025 the fund’s advisory fee was reduced to annual rate of 0.25%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
LifeX 2060 Longevity Income ETF	PAGE 1	TSR-AR-86172B676

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/08/2024)
LifeX 2060 Longevity Income ETF NAV	5.42	0.72
Bloomberg U.S. Treasury Index	6.32	3.81
Visit https://www.stoneridgefunds.com/fund/longevity-income for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$3,531,939
Number of Holdings	17
Advisory Fees	$7,861
Portfolio Turnover	61%
Average Credit Quality	Aa1
Annualized Distribution Rate	5.56%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Securities	97.6%
Treasury Money Market Funds	0.9%
Cash & Other	1.5%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/fund/longevity-income.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2060 Longevity Income ETF	PAGE 2	TSR-AR-86172B676

LifeX 2065 Inflation-Protected Longevity Income ETF
LIBD (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the LifeX 2065 Inflation-Protected Longevity Income ETF (the “Fund”) for the period of January 3, 2025 (commencement of operations), to December 31, 2025. You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/inflation-protected-longevity-income-etfs. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
LifeX 2065 Inflation-Protected Longevity Income ETF	$26*	0.26%
*	Amount shown reflects the expenses of the Fund from commencement of operations through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund had a total return of 3.39%. Additionally, the Fund paid monthly distributions of $0.8333 per share, totaling $9.95 per share, inline with its objective to provide reliable monthly distributions consisting of income and principal through 2065.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for inflation-protected bonds issued by the  U.S. Treasury. Periods of falling real interest rates will generally correspond to positive performance, and periods of rising real interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2025, the Fund’s performance primarily reflects interest earnings from its U.S. government bond portfolio. Market interest rates, and therefore bond prices, were relatively stable year over year. The Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser believes the Fund’s 2025 performance is consistent with that objective.
MATERIAL CHANGES
On February 14, 2025, the Fund changed its name to “LifeX 2065 Inflation-Protected Longevity Income ETF.”
On February 19, 2025 the fund’s advisory fee was reduced to annual rate of 0.25%.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses were deducted.
LifeX 2065 Inflation-Protected Longevity Income ETF	PAGE 1	TSR-AR-86172B627

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/03/2025)
LifeX 2065 Inflation-Protected Longevity Income ETF NAV	3.39
Bloomberg U.S. Treasury Inflation Notes Index	7.19
Visit https://www.stoneridgefunds.com/fund/inflation-protected-longevity-income-etfs for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$4,325,984
Number of Holdings	22
Advisory Fees	$5,567
Portfolio Turnover	345%
Average Credit Quality	Aa1
Annualized Distribution Rate	3.53%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Securities	80.2%
Treasury Money Market Funds	15.3%
U.S. Treasury Bills	3.8%
Cash & Other	0.7%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/fund/inflation-protected-longevity-income-etfs.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2065 Inflation-Protected Longevity Income ETF	PAGE 2	TSR-AR-86172B627

LifeX 2065 Longevity Income ETF
LFBE (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the LifeX 2065 Longevity Income ETF (the “Fund”) for the period of January 3, 2025 (commencement of operations), to December 31, 2025. You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/longevity-income. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
LifeX 2065 Longevity Income ETF	$27*	0.26%
*	Amount shown reflects the expenses of the Fund from commencement of operations through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund had a total return of 5.04%. Additionally, the Fund paid monthly distributions of $0.8333 per share, totaling $9.95 per share, inline with its objective to provide reliable monthly distributions consisting of income and principal through 2065.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling nominal interest rates will generally correspond to positive performance, and periods of rising nominal interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2025, the Fund’s performance primarily reflects interest earnings from its U.S. government bond portfolio. Market interest rates, and therefore bond prices, were relatively stable year over year. The Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser believes the Fund’s 2025 performance is consistent with that objective.
MATERIAL CHANGES
On February 14, 2025, the Fund changed its name to “LifeX 2065 Longevity Income ETF.”
On February 19, 2025 the fund’s advisory fee was reduced to annual rate of 0.25%.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10000 chart reflects a hypothetical $10000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses were deducted.
LifeX 2065 Longevity Income ETF	PAGE 1	TSR-AR-86172B668

CUMULATIVE PERFORMANCE (Initial Investment of $10000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/03/2025)
LifeX 2065 Longevity Income ETF NAV	5.04
Bloomberg U.S. Treasury Index	6.43
Visit https://www.stoneridgefunds.com/fund/longevity-income for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$3,267,865
Number of Holdings	11
Advisory Fees	$3,779
Portfolio Turnover	116%
Average Credit Quality	Aa1
Annualized Distribution Rate	5.25%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Securities	97.7%
Treasury Money Market Funds	0.7%
Cash & Other	1.6%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/fund/longevity-income.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2065 Longevity Income ETF	PAGE 2	TSR-AR-86172B668

LifeX Durable Income ETF
LFDR (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the LifeX Durable Income ETF (the “Fund”) for the period of January 1, 2025 (commencement of operations), to December 31, 2025. You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/durable-income. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Durable Income ETF	$29	0.28%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund had a total return of 4.78%. Additionally, the Fund paid monthly distributions of $0.8333 per share, totaling $10.00 per share, inline with its objective to provide reliable monthly distributions consisting of income and principal.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling nominal interest rates will generally correspond to positive performance, and periods of rising nominal interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2025, the Fund’s performance primarily reflects interest earnings from its U.S. government bond portfolio. Market interest rates, and therefore bond prices, were relatively stable year over year. The Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser believes the Fund’s 2025 performance is consistent with that objective.
MATERIAL CHANGES
On  February 14, 2025, the Fund changed its name to “LifeX Durable Income ETF.”
On February 19, 2025 the fund’s advisory fee was reduced to annual rate of 0.25%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10000 chart reflects a hypothetical $10000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10000)
LifeX Durable Income ETF	PAGE 1	TSR-AR-86172B619

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/08/2024)
LifeX Durable Income ETF NAV	4.78	1.17
Bloomberg U.S. Treasury Index	6.32	3.81
Visit https://www.stoneridgefunds.com/fund/durable-income for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$877,274
Number of Holdings	15
Advisory Fees	$2,141
Portfolio Turnover	50%
Average Credit Quality	Aa1
Annualized Distribution Rate	5.28%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Securities	98.2%
Treasury Money Market Funds	0.2%
Cash & Other	1.6%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/fund/durable-income.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX Durable Income ETF	PAGE 2	TSR-AR-86172B619

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Jeffery Ekberg is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) - (d) The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and all other fees by the principal accountant. “Audit fees” includes amounts related to an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit- related fees” covers the assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s annual financial statements and are not covered under “audit fees,” including review of the Fund’s prospectus. “Tax fees” covers the professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the Funds’ tax returns, asset diversification and income testing, excise taxes, and fiscal year end income calculations. “All other fees” covers the aggregate fees for products and services provided by the principal accountant, other than the services reported in the foregoing three categories.

	FYE 12/31/2025	FYE 12/31/2024
(a) Audit Fees	$146,365	$286,420
(b) Audit-Related Fees	$65,355	$15,350
(c) Tax Fees	$454,800	$410,850
(d) All Other Fees	$0	$0

(e)(1) To the extent required by applicable law, pre-approval by the audit committee is needed for all audit and permissible non-audit services rendered to the registrant and all permissible non-audit services rendered to Stone Ridge Asset Management LLC (the “Adviser”) or to various entities either controlling, controlled by, or under common control with the Adviser that provide ongoing services to the registrant if the services relate directly to the operations and financial reporting of the registrant. Pre-approval is currently on an engagement-by-engagement basis.

(e)(2) The percentage of fees billed by Ernst & Young, LLP applicable to non-audit services that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits waiver of pre-approval, if certain conditions are satisfied) were as follows:

	FYE 12/31/2025	FYE 12/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant for the last two fiscal years of the registrant.

Non-Audit Related Fees	FYE 12/31/2025	FYE 12/31/2024
Registrant	$454,800	$410,850
Registrant’s Investment Adviser	$232,717	$206,495

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Jeffery Ekberg and Daniel Charney.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

LIFEX INCOME BUCKET ETFS
LIFEX INFLATION-PROTECTED INCOME ETFS
LIFEX INCOME ETFS
LIFEX DURABLE INCOME ETF
Annual Report
December 31, 2025

LifeX 2028 Income Bucket ETF
Schedule of Investments
As of December 31, 2025

	Par	Value
U.S. TREASURY SECURITIES - 88.3%
United States Treasury Notes/Bonds
4.63%, 09/15/2026	$242,000	$243,815
3.50%, 09/30/2026	24,000	23,987
4.13%, 10/31/2026	89,000	89,384
2.00%, 11/15/2026	80,000	78,955
4.38%, 12/15/2026	51,000	51,403
4.50%, 05/15/2027	135,000	136,798
4.63%, 06/15/2027	138,000	140,221
3.63%, 08/31/2027	374,000	374,833
3.50%, 09/30/2027	131,000	131,044
3.50%, 10/31/2027	64,000	64,019
3.38%, 09/15/2028	289,000	287,860
3.50%, 10/15/2028	108,000	107,903
3.50%, 11/15/2028	51,000	50,946
3.50%, 12/15/2028	45,000	44,953
3.13%, 08/31/2029	6,000	5,899
3.75%, 08/31/2031	1,000	997
3.88%, 09/30/2032	1,000	998
4.25%, 08/15/2035	1,000	1,008
4.75%, 02/15/2037	2,000	2,097
4.13%, 08/15/2044	1,000	919
2.38%, 11/15/2049	2,000	1,288
4.75%, 08/15/2055	1,000	985
TOTAL U.S. TREASURY SECURITIES (Cost $1,838,534)		1,840,312

	Shares
SHORT-TERM INVESTMENTS - 10.9%
TREASURY MONEY MARKET FUNDS - 5.5%
First American Government Obligations Fund - Class X, 3.67%(a)	56,891	56,891
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 3.69%(a)	56,891	56,891
TOTAL TREASURY MONEY MARKET FUNDS (Cost $113,782)		113,782

	Par	Value
U.S. TREASURY BILLS - 5.4%
3.82%, 01/29/2026(b)	$97,000	$96,744
3.77%, 02/26/2026(b)	17,000	16,907
TOTAL U.S. TREASURY BILLS (Cost $113,617)		113,651
TOTAL SHORT-TERM INVESTMENTS (Cost $227,399)		227,433
TOTAL INVESTMENTS - 99.2% (Cost $2,065,933)		$2,067,745
Other Assets in Excess of Liabilities - 0.8%		15,735
TOTAL NET ASSETS - 100.0%		$2,083,480

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(b)	The rate shown is the annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

1

LIFEX 2030 INCOME BUCKET ETF
SCHEDULE OF INVESTMENTS
As of December 31, 2025

	Par	Value
U.S. TREASURY SECURITIES - 92.7%
United States Treasury Notes/Bonds
4.63%, 09/15/2026	$143,000	$144,073
3.50%, 09/30/2026	15,000	14,992
4.13%, 10/31/2026	14,000	14,061
2.00%, 11/15/2026	14,000	13,817
4.38%, 12/15/2026	445,000	448,520
3.63%, 08/31/2027	231,000	231,514
3.50%, 09/30/2027	40,000	40,013
3.50%, 10/31/2027	19,000	19,006
3.38%, 11/30/2027	443,000	442,169
3.38%, 09/15/2028	229,000	228,097
3.50%, 10/15/2028	40,000	39,964
3.50%, 11/15/2028	140,000	139,852
3.50%, 12/15/2028	341,000	340,640
3.50%, 09/30/2029	228,000	227,011
4.13%, 10/31/2029	18,000	18,311
1.75%, 11/15/2029	20,000	18,681
4.13%, 11/30/2029	140,000	142,439
4.38%, 12/31/2029	325,000	333,734
3.63%, 08/31/2030	169,000	168,426
3.63%, 09/30/2030	13,000	12,953
3.63%, 10/31/2030	12,000	11,953
3.50%, 11/30/2030	235,000	232,714
TOTAL U.S. TREASURY SECURITIES (Cost $3,281,377)		3,282,940

	Shares
SHORT-TERM INVESTMENTS - 6.8%
TREASURY MONEY MARKET FUNDS - 5.3%
First American Government Obligations Fund - Class X, 3.67%(a)	93,797	93,797
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Class Institutional, 3.69%(a)	93,797	93,797
TOTAL TREASURY MONEY MARKET FUNDS (Cost $187,594)		187,594

	Par	Value
U.S. TREASURY BILLS - 1.5%
3.66%, 01/29/2026(b)	$50,000	$49,868
3.77%, 02/26/2026(b)	5,000	4,973
TOTAL U.S. TREASURY BILLS (Cost $54,830)		54,841
TOTAL SHORT-TERM INVESTMENTS (Cost $242,424)		242,435
TOTAL INVESTMENTS - 99.5% (Cost $3,523,801)		$3,525,375
Other Assets in Excess of Liabilities - 0.5%		17,213
TOTAL NET ASSETS - 100.0%		$3,542,588

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(b)	The rate shown is the annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

2

LIFEX 2035 INCOME BUCKET ETF
SCHEDULE OF INVESTMENTS
As of December 31, 2025

	Par	Value
U.S. TREASURY SECURITIES - 96.3%
United States Treasury Notes/Bonds
4.50%, 05/15/2027	$9,465,200	$9,591,279
3.88%, 07/31/2027	51,700	52,006
3.50%, 09/30/2027	32,000	32,011
1.25%, 05/31/2028	142,800	135,415
3.88%, 07/15/2028	82,400	83,108
3.63%, 08/15/2028	99,700	99,965
3.38%, 09/15/2028	66,400	66,138
4.63%, 04/30/2029	4,240,500	4,378,648
3.63%, 08/31/2029	1,158,300	1,158,391
3.63%, 03/31/2030	1,283,200	1,281,045
4.00%, 03/31/2030	3,349,300	3,392,605
3.88%, 06/30/2030	206,800	208,391
3.88%, 07/31/2030	82,400	83,021
3.63%, 09/30/2030	66,400	66,161
4.63%, 04/30/2031	970,600	1,010,599
3.75%, 08/31/2031	1,168,700	1,165,276
4.13%, 10/31/2031	1,063,600	1,080,426
4.00%, 06/30/2032	192,000	193,223
4.00%, 07/31/2032	76,300	76,747
2.75%, 08/15/2032	4,712,000	4,394,676
3.88%, 09/30/2032	109,500	109,235
3.88%, 08/15/2034	12,096,200	11,918,537
4.25%, 05/15/2035	301,500	304,256
4.25%, 08/15/2035	1,749,100	1,763,175
4.50%, 02/15/2036	1,075,800	1,111,604
4.50%, 02/15/2044	78,100	75,690
4.63%, 05/15/2054	43,700	42,174
4.63%, 02/15/2055	168,000	162,199
TOTAL U.S. TREASURY SECURITIES (Cost $43,363,883)		44,036,001

	Shares	Value
SHORT-TERM INVESTMENTS - 2.7%
TREASURY MONEY MARKET FUNDS - 2.7%
First American Government Obligations Fund - Class X, 3.67%(a)	625,212	$625,212
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 3.69%(a)	625,212	625,212
TOTAL TREASURY MONEY MARKET FUNDS (Cost $1,250,424)		1,250,424
TOTAL SHORT-TERM INVESTMENTS (Cost $1,250,424)		1,250,424
TOTAL INVESTMENTS - 99.0% (Cost $44,614,307)		$45,286,425
Other Assets in Excess of Liabilities - 1.0%		461,377
TOTAL NET ASSETS - 100.0%		$45,747,802

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

3

LIFEX 2050 INFLATION-PROTECTED LONGEVITY INCOME ETF
SCHEDULE OF INVESTMENTS
As of December 31, 2025

	Par	Value
U.S. TREASURY SECURITIES - 94.1%
United States Treasury Inflation Indexed Bonds
0.38%, 01/15/2027	$33,698	$33,295
0.50%, 01/15/2028	62,041	60,967
2.38%, 10/15/2028	122,250	125,948
2.13%, 04/15/2029	173,694	177,470
1.63%, 10/15/2029	16,557	16,726
0.13%, 01/15/2030	154,396	146,519
0.13%, 01/15/2031	62,540	58,338
0.13%, 07/15/2031	146,997	136,288
0.13%, 01/15/2032	64,604	59,058
1.13%, 01/15/2033	162,870	156,368
1.75%, 01/15/2034	10,593	10,538
2.13%, 01/15/2035	211,507	215,357
2.13%, 02/15/2040	944,544	935,855
0.88%, 02/15/2047	1,207,230	870,856
1.50%, 02/15/2053	288,082	224,631
TOTAL U.S. TREASURY SECURITIES (Cost $3,384,521)		3,228,214

	Shares
SHORT-TERM INVESTMENTS - 5.4%
TREASURY MONEY MARKET FUNDS - 3.2%
First American Government Obligations Fund - Class X, 3.67%(a)	54,258	54,258
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 3.69%(a)	54,258	54,258
TOTAL TREASURY MONEY MARKET FUNDS (Cost $108,516)		108,516

	Par	Value
U.S. TREASURY BILLS - 2.2%
3.81%, 01/29/2026(b)	$28,000	$27,926
3.78%, 02/26/2026(b)	28,000	27,847
3.78%, 03/26/2026(b)	22,000	21,822
TOTAL U.S. TREASURY BILLS (Cost $77,565)		77,595
TOTAL SHORT-TERM INVESTMENTS (Cost $186,081)		186,111
TOTAL INVESTMENTS - 99.5% (Cost $3,570,602)		$3,414,325
Other Assets in Excess of Liabilities - 0.5%		17,826
TOTAL NET ASSETS - 100.0%		$3,432,151

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(b)	The rate shown is the annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

4

LIFEX 2050 LONGEVITY INCOME ETF
SCHEDULE OF INVESTMENTS
As of December 31, 2025

	Par	Value
U.S. TREASURY SECURITIES - 97.6%
United States Treasury Notes/Bonds
1.13%, 02/29/2028	$111,000	$105,589
1.25%, 05/31/2028	77,000	73,018
3.38%, 09/15/2028	56,000	55,779
3.50%, 10/15/2028	5,000	4,995
3.13%, 08/31/2029	198,000	194,682
3.63%, 08/31/2030	208,000	207,293
3.75%, 08/31/2031	179,000	178,476
2.75%, 08/15/2032	161,000	150,158
3.88%, 08/31/2032	121,000	120,745
3.88%, 09/30/2032	4,000	3,990
4.50%, 11/15/2033	7,000	7,233
4.00%, 02/15/2034	18,000	17,958
3.88%, 08/15/2034	152,000	149,767
4.25%, 08/15/2035	77,000	77,620
4.75%, 02/15/2037	728,000	763,490
1.38%, 11/15/2040	146,000	94,968
4.50%, 02/15/2044	880,000	852,844
4.13%, 08/15/2044	698,000	641,724
2.38%, 11/15/2049	1,218,000	784,183
4.63%, 05/15/2054	19,000	18,336
4.75%, 08/15/2055	15,000	14,782
TOTAL U.S. TREASURY SECURITIES (Cost $4,528,393)		4,517,630

	Shares	Value
SHORT-TERM INVESTMENTS - 1.2%
TREASURY MONEY MARKET FUNDS - 1.2%
First American Government Obligations Fund - Class X, 3.67%(a)	27,495	$27,495
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 3.69%(a)	27,495	27,495
TOTAL TREASURY MONEY MARKET FUNDS (Cost $54,990)		54,990
TOTAL INVESTMENTS - 98.8% (Cost $4,583,383)		$4,572,620
Other Assets in Excess of Liabilities - 1.2%		57,610
TOTAL NET ASSETS - 100.0%		$4,630,230

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

5

LifeX 2055 Inflation-Protected Longevity Income ETF
Schedule of Investments
As of December 31, 2025

	Par	Value
U.S. TREASURY SECURITIES - 97.0%
United States Treasury Inflation Indexed Bonds
0.38%, 01/15/2027	$29,654	$29,300
0.50%, 01/15/2028	26,400	25,944
2.38%, 10/15/2028	203,041	209,183
2.13%, 04/15/2029	43,160	44,099
1.63%, 10/15/2029	5,174	5,227
0.13%, 01/15/2030	313,854	297,842
0.13%, 01/15/2031	63,791	59,505
0.13%, 07/15/2031	98,403	91,234
0.13%, 01/15/2032	128,032	117,042
1.13%, 01/15/2033	121,333	116,489
1.75%, 01/15/2034	14,830	14,753
1.88%, 07/15/2035	506,001	504,845
2.13%, 02/15/2040	932,493	923,914
0.88%, 02/15/2047	1,235,556	891,289
1.50%, 02/15/2053	614,503	479,156
2.13%, 02/15/2054	698,092	627,751
TOTAL U.S. TREASURY SECURITIES (Cost $4,574,217)		4,437,573

	Shares	Value
SHORT-TERM INVESTMENTS - 2.4%
TREASURY MONEY MARKET FUNDS - 2.4%
First American Government Obligations Fund - Class X, 3.67%(a)	54,851	$54,851
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 3.69%(a)	54,851	54,851
TOTAL SHORT-TERM INVESTMENTS (Cost $109,702)		109,702
TOTAL INVESTMENTS - 99.4% (Cost $4,683,919)		$4,547,275
Other Assets in Excess of Liabilities - 0.6%		27,000
TOTAL NET ASSETS - 100.0%		$4,574,275

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

6

LIFEX 2055 LONGEVITY INCOME ETF
SCHEDULE OF INVESTMENTS
As of December 31, 2025

	Par	Value
U.S. TREASURY SECURITIES - 97.2%
United States Treasury Notes/Bonds
3.63%, 08/31/2027	$13,000	$13,029
1.25%, 05/31/2028	70,000	66,380
3.38%, 09/15/2028	49,000	48,807
3.13%, 08/31/2029	123,000	120,939
3.63%, 08/31/2030	134,000	133,545
3.75%, 08/31/2031	115,000	114,663
2.75%, 08/15/2032	177,000	165,080
3.88%, 08/31/2032	10,000	9,979
4.50%, 11/15/2033	12,000	12,399
4.00%, 02/15/2034	30,000	29,930
3.88%, 08/15/2034	161,000	158,635
4.25%, 08/15/2035	54,000	54,435
4.75%, 02/15/2037	509,000	533,814
1.38%, 11/15/2040	244,000	158,714
4.50%, 02/15/2044	1,039,000	1,006,937
2.38%, 11/15/2049	1,279,000	823,456
4.63%, 05/15/2054	634,000	611,859
4.63%, 02/15/2055	256,000	247,160
TOTAL U.S. TREASURY SECURITIES (Cost $4,315,855)		4,309,761

	Shares	Value
SHORT-TERM INVESTMENTS - 1.7%
Treasury Money Market Funds - 1.7%
First American Government Obligations Fund - Class X, 3.67%(a)	37,612	$37,612
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 3.69%(a)	37,612	37,612
TOTAL TREASURY MONEY MARKET FUNDS (Cost $75,224)		75,224
TOTAL INVESTMENTS - 98.9% (Cost $4,391,079)		$4,384,985
Other Assets in Excess of Liabilities - 1.1%		49,620
TOTAL NET ASSETS - 100.0%		$4,434,605

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

7

LIFEX 2060 INFLATION-PROTECTED LONGEVITY INCOME ETF
SCHEDULE OF INVESTMENTS
As of December 31, 2025

	Par	Value
U.S. TREASURY SECURITIES - 93.2%
United States Treasury Inflation Indexed Bonds
0.63%, 01/15/2026	$84,960	$84,727
0.50%, 01/15/2028	29,040	28,538
1.63%, 04/15/2030	107,399	107,991
0.13%, 01/15/2031	23,765	22,169
0.63%, 07/15/2032	108,703	102,051
1.88%, 07/15/2035	292,041	291,373
2.13%, 02/15/2040	355,522	352,252
0.75%, 02/15/2045	525,434	383,259
2.38%, 02/15/2055	1,553,996	1,475,113
TOTAL U.S. TREASURY SECURITIES (Cost $2,909,140)		2,847,473
SHORT-TERM INVESTMENTS - 6.1%
U.S. TREASURY BILLS - 3.3%
3.56%, 01/29/2026(a)	10,000	9,974
3.54%, 02/26/2026(a)	10,000	9,945
3.57%, 03/31/2026(a)	10,000	9,914
3.56%, 04/30/2026(a)	10,000	9,885
3.56%, 05/28/2026(a)	10,000	9,858
3.54%, 06/25/2026(a)	10,000	9,832
3.43%, 07/09/2026(a)	10,000	9,823
3.49%, 08/06/2026(a)	10,000	9,796
3.47%, 09/03/2026(a)	10,000	9,773
3.51%, 10/29/2026(a)	10,000	9,718
3.50%, 11/27/2026(a)	1,000	969
TOTAL U.S. TREASURY BILLS (Cost $99,472)		99,487

	Shares	Value
Treasury Money Market Funds - 2.8%
First American Government Obligations Fund - Class X, 3.67%(b)	43,375	$43,375
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 3.69%(b)	43,375	43,375
TOTAL TREASURY MONEY MARKET FUNDS (Cost $86,750)		86,750
TOTAL SHORT-TERM INVESTMENTS (Cost $186,222)		186,237
TOTAL INVESTMENTS - 99.3% (Cost $3,095,362)		$3,033,710
Other Assets in Excess of Liabilities - 0.7%		22,051
TOTAL NET ASSETS - 100.0%		$3,055,761

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of December 31, 2025.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

8

LIFEX 2060 LONGEVITY INCOME ETF
SCHEDULE OF INVESTMENTS
As of December 31, 2025

	Par	Value
U.S. TREASURY SECURITIES - 97.6%
United States Treasury Notes/Bonds
3.13%, 08/31/2029	$50,000	$49,162
3.63%, 08/31/2030	74,000	73,749
3.75%, 08/31/2031	70,000	69,795
2.75%, 08/15/2032	118,000	110,053
4.50%, 11/15/2033	14,000	14,466
4.00%, 02/15/2034	18,000	17,958
3.88%, 08/15/2034	107,000	105,428
4.50%, 02/15/2036	56,000	57,864
4.75%, 02/15/2037	313,000	328,259
1.38%, 11/15/2040	195,000	126,841
4.50%, 02/15/2044	539,000	522,367
4.13%, 08/15/2044	142,000	130,551
2.38%, 11/15/2049	554,000	356,681
4.25%, 08/15/2054	1,072,000	971,500
4.63%, 02/15/2055	534,000	515,560
TOTAL U.S. TREASURY SECURITIES (Cost $3,480,651)		3,450,234

	Shares	Value
SHORT-TERM INVESTMENTS - 0.9%
Treasury Money Market Funds - 0.9%
First American Government Obligations Fund - Class X, 3.67%(a)	15,171	$15,171
MSILF Government Portfolio - Institutional Class, 3.69%(a)	15,171	15,171
TOTAL TREASURY MONEY MARKET FUNDS (Cost $30,342)		30,342
TOTAL INVESTMENTS - 98.5% (Cost $3,510,993)		$3,480,576
Other Assets in Excess of Liabilities - 1.5%		51,363
TOTAL NET ASSETS - 100.0%		$3,531,939

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

9

LIFEX 2065 INFLATION-PROTECTED LONGEVITY INCOME ETF
SCHEDULE OF INVESTMENTS
As of December 31, 2025

	Par	Value
U.S. TREASURY SECURITIES - 80.2%
United States Treasury Inflation Indexed Bonds
0.75%, 02/15/2042	$17,292	$13,470
0.75%, 02/15/2045	222,618	162,381
2.38%, 02/15/2055	3,469,147	3,293,047
TOTAL U.S. TREASURY SECURITIES (Cost $3,593,210)		3,468,898
SHORT-TERM INVESTMENTS – 19.1%
U.S. TREASURY BILLS - 15.3%
4.01%, 01/22/2026(a)	286,000	285,434
3.73%, 01/29/2026(a)	38,000	37,900
4.07%, 02/19/2026(a)	7,000	6,967
3.71%, 02/26/2026(a)	38,000	37,792
4.07%, 03/19/2026(a)	5,000	4,963
3.76%, 03/26/2026(a)	25,000	24,797
3.66%, 03/31/2026(a)	13,000	12,888
4.09%, 04/16/2026(a)	5,000	4,949
3.68%, 04/30/2026(a)	26,000	25,702
3.94%, 05/14/2026(a)	52,000	51,333
3.65%, 05/28/2026(a)	13,000	12,815
3.73%, 06/11/2026(a)	38,000	37,412
3.57%, 07/09/2026(a)	26,000	25,540
3.58%, 08/06/2026(a)	17,000	16,653
3.54%, 09/03/2026(a)	13,000	12,705
3.58%, 10/29/2026(a)	13,000	12,633
3.57%, 11/27/2026(a)	52,000	50,401
TOTAL U.S. TREASURY BILLS (Cost $660,522)		660,884

	Shares	Value
Treasury Money Market Funds - 3.8%
First American Government Obligations Fund - Class X, 3.67%(b)	82,430	$82,430
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 3.69%(b)	82,430	82,430
TOTAL TREASURY MONEY MARKET FUNDS (Cost $164,860)		164,860
TOTAL SHORT-TERM INVESTMENTS (Cost$825,382)		825,744
TOTAL INVESTMENTS - 99.3% (Cost $4,418,592)		$4,294,642
Other Assets in Excess of Liabilities - 0.7%		31,342
TOTAL NET ASSETS - 100.0%		$4,325,984

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of December 31, 2025.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

10

LIFEX 2065 LONGEVITY INCOME ETF
SCHEDULE OF INVESTMENTS
As of December 31, 2025

	Par	Value
U.S. TREASURY SECURITIES - 97.7%
United States Treasury Notes/Bonds
3.88%, 08/31/2032	$60,000	$59,874
4.25%, 08/15/2035	50,000	50,402
4.75%, 02/15/2037	274,000	287,358
1.38%, 11/15/2040	88,000	57,241
4.50%, 02/15/2044	603,000	584,392
4.13%, 08/15/2044	11,000	10,113
2.38%, 11/15/2049	143,000	92,067
4.25%, 08/15/2054	2,014,000	1,825,188
4.75%, 08/15/2055	228,000	224,687
TOTAL U.S. TREASURY SECURITIES (Cost $3,225,068)		3,191,322

	Shares	Value
SHORT-TERM INVESTMENTS - 0.7%
Treasury Money Market Funds - 0.7%
First American Government Obligations Fund - Class X, 3.67%(a)	11,607	$11,607
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 3.69%(a)	11,607	11,607
TOTAL SHORT-TERM INVESTMENTS (Cost $23,214)		23,214
TOTAL INVESTMENTS - 98.4% (Cost $3,248,282)		$3,214,536
Other Assets in Excess of Liabilities - 1.6%		53,329
TOTAL NET ASSETS - 100.0%		$3,267,865

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

11

LIFEX DURABLE INCOME ETF
SCHEDULE OF INVESTMENTS
As of December 31, 2025

	Par	Value
U.S. TREASURY SECURITIES - 98.2%
United States Treasury Notes/Bonds
3.75%, 08/31/2031	$1,000	$997
2.75%, 08/15/2032	9,000	8,394
3.88%, 08/31/2032	11,000	10,977
4.00%, 02/15/2034	1,000	998
3.88%, 08/15/2034	14,000	13,794
4.25%, 08/15/2035	11,000	11,089
4.75%, 02/15/2037	73,000	76,559
1.38%, 11/15/2040	31,000	20,165
4.50%, 02/15/2044	116,000	112,420
4.13%, 08/15/2044	33,000	30,339
2.38%, 11/15/2049	99,000	63,739
4.25%, 08/15/2054	301,000	272,781
4.75%, 08/15/2055	243,000	239,469
TOTAL U.S. TREASURY SECURITIES (Cost $869,092)		861,721

	Shares	Value
SHORT-TERM INVESTMENTS – 0.2%
Treasury Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 3.67%(a)	869	$869
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 3.69%(a)	869	869
TOTAL SHORT-TERM INVESTMENTS (Cost $1,738)		1,738
TOTAL INVESTMENTS - 98.4% (Cost $870,830)		$863,459
Other Assets in Excess of Liabilities - 1.6%		13,815
TOTAL NET ASSETS - 100.0%		$877,274

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

12

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025

	LifeX 2028 Income Bucket ETF	LifeX 2030 Income Bucket ETF	LifeX 2035 Income Bucket ETF	LifeX 2050 Inflation- Protected Longevity Income ETF	LifeX 2050 Longevity Income ETF
ASSETS:
Investments, at value	$2,067,745	$3,525,375	$45,286,425	$3,414,325	$4,572,620
Interest receivable	15,947	17,340	467,055	18,132	58,428
Dividends receivable	186	254	4,038	256	157
Other assets	—	—	—	169	—
Total assets	2,083,878	3,542,969	45,757,518	3,432,882	4,631,205
LIABILITIES:
Payable to adviser	398	381	9,716	731	975
Total liabilities	398	381	9,716	731	975
NET ASSETS	$2,083,480	$3,542,588	$45,747,802	$3,432,151	$4,630,230
Net Assets Consists of:
Paid-in capital	$2,081,668	$3,541,014	$45,122,323	$4,191,092	$5,751,179
Total accumulated gains/(losses)	1,812	1,574	625,479	(758,941)	(1,120,949)
Total net assets	$2,083,480	$3,542,588	$45,747,802	$3,432,151	$4,630,230
Net assets	$2,083,480	$3,542,588	$45,747,802	$3,432,151	$4,630,230
Shares issued and outstanding(a)	72,000	76,000	544,176	16,224	29,879
Net asset value per share	$28.94	$46.61	$84.07	$211.55	$154.97
Cost:
Investments, at cost	$2,065,933	$3,523,801	$44,614,307	$3,570,602	$4,583,383

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

13

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025(Continued)

	LifeX 2055 Inflation- Protected Longevity Income ETF	LifeX 2055 Longevity Income ETF	LifeX 2060 Inflation- Protected Longevity Income ETF	LifeX 2060 Longevity Income ETF	LifeX 2065 Inflation- Protected Longevity Income ETF
ASSETS:
Investments, at value	$4,547,275	$4,384,985	$3,033,710	$3,480,576	$4,294,642
Interest receivable	27,496	50,320	21,826	52,016	31,801
Dividends receivable	287	244	354	100	464
Other assets	178	—	523	—	—
Total assets	4,575,236	4,435,549	3,056,413	3,532,692	4,326,907
LIABILITIES:
Payable to adviser	961	944	652	753	923
Total liabilities	961	944	652	753	923
NET ASSETS	$4,574,275	$4,434,605	$3,055,761	$3,531,939	$4,325,984
Net Assets Consists of:
Paid-in capital	$6,076,612	$7,312,228	$4,835,235	$5,592,954	$5,890,904
Total accumulated losses	(1,502,337)	(2,877,623)	(1,779,474)	(2,061,015)	(1,564,920)
Total net assets	$4,574,275	$4,434,605	$3,055,761	$3,531,939	$4,325,984
Net assets	$4,574,275	$4,434,605	$3,055,761	$3,531,939	$4,325,984
Shares issued and outstanding(a)	19,074	26,289	11,510	19,640	15,339
Net asset value per share	$239.82	$168.69	$265.49	$179.83	$282.03
Cost:
Investments, at cost	$4,683,919	$4,391,079	$3,095,362	$3,510,993	$4,418,592

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

14

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025(Continued)

	LifeX 2065 Longevity Income ETF	LifeX Durable Income ETF
ASSETS:
Investments, at value	$3,214,536	$863,459
Interest receivable	53,949	13,996
Dividends receivable	77	6
Total assets	3,268,562	877,461
LIABILITIES:
Payable to adviser	697	187
Total liabilities	697	187
NET ASSETS	$3,267,865	$877,274
Net Assets Consists of:
Paid-in capital	$4,662,392	$1,005,465
Total accumulated losses	(1,394,527)	(128,191)
Total net assets	$3,267,865	$877,274
Net assets	$3,267,865	$877,274
Shares issued and outstanding(a)	17,255	4,630
Net asset value per share	$189.39	$189.48
Cost:
Investments, at cost	$3,248,282	$870,830

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

15

STATEMENTS OF OPERATIONS
For the Period Ended December 31, 2025

	LifeX 2028 Income Bucket ETF(a)	LifeX 2030 Income Bucket ETF(a)	LifeX 2035 Income Bucket ETF(b)	LifeX 2050 Inflation- Protected Longevity Income ETF	LifeX 2050 Longevity Income ETF
INVESTMENT INCOME:
Dividend income	$736	$651	$—	$3,388	$1,973
Interest income	13,950	13,444	8,281,750	186,492	135,092
Total investment income	14,686	14,095	8,281,750	189,880	137,065
EXPENSES:
Investment advisory fee	996	936	485,286	10,002	8,988
Total expenses	996	936	485,286	10,002	8,988
Net investment income	13,690	13,159	7,796,464	179,878	128,077
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	1	—	2,414,925	(13,860)	(61,731)
In-kind transactions	—	—	4,900,421	15,825	—
Increase in payments from affiliates	—	—	—	169	—
Net realized gain (loss)	1	—	7,315,346	2,134	(61,731)
Net change in unrealized appreciation (depreciation) on:
Investments	1,812	1,574	672,118	3,135	12,090
Net change in unrealized appreciation (depreciation)	1,812	1,574	672,118	3,135	12,090
Net realized and unrealized gain (loss)	1,813	1,574	7,987,464	5,269	(49,641)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,503	$14,733	$15,783,928	$185,147	$78,436

(a)	Commencement of operations of the Fund was September 23, 2025.
(b)	Commencement of operations of the Fund was January 3, 2025.
The accompanying notes are an integral part of these financial statements.

16

STATEMENTS OF OPERATIONS
For the Period Ended December 31, 2025(Continued)

	LifeX 2055 Inflation- Protected Longevity Income ETF	LifeX 2055 Longevity Income ETF	LifeX 2060 Inflation- Protected Longevity Income ETF	LifeX 2060 Longevity Income ETF	LifeX 2065 Inflation- Protected Longevity Income ETF(a)
INVESTMENT INCOME:
Dividend income	$2,091	$2,446	$2,964	$1,857	$3,682
Interest income	193,201	142,042	182,485	120,517	105,956
Total investment income	195,292	144,488	185,449	122,374	109,638
EXPENSES:
Investment advisory fee	10,124	9,315	10,123	7,861	5,567
Total expenses	10,124	9,315	10,123	7,861	5,567
Net investment income	185,168	135,173	175,326	114,513	104,071
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(218,793)	(112,764)	31,406	(119,124)	82,998
In-kind transactions	59,561	—	65,814	—	178,439
Increase in payments from affiliates	178	—	523	—	—
Net realized gain (loss)	(159,054)	(112,764)	97,743	(119,124)	261,437
Net change in unrealized appreciation (depreciation) on:
Investments	66,363	39,517	(285,266)	105,837	(521,945)
Net change in unrealized appreciation (depreciation)	66,363	39,517	(285,266)	105,837	(521,945)
Net realized and unrealized gain (loss)	(92,691)	(73,247)	(187,523)	(13,287)	(260,508)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$92,477	$61,926	$(12,197)	$101,226	$(156,437)

(a)	Commencement of operations of the Fund was January 3, 2025.
The accompanying notes are an integral part of these financial statements.

17

STATEMENTS OF OPERATIONS
For the Period Ended December 31, 2025(Continued)

	LifeX 2065 Longevity Income ETF(a)	LifeX Durable Income ETF
INVESTMENT INCOME:
Dividend income	$962	$399
Interest income	65,537	34,605
Total investment income	66,499	35,004
EXPENSES:
Investment advisory fee	3,779	2,141
Total expenses	3,779	2,141
Net investment income	62,720	32,863
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	19,283	(11,072)
Net realized gain (loss)	19,283	(11,072)
Net change in unrealized appreciation (depreciation) on:
Investments	(81,265)	10,679
Net change in unrealized appreciation (depreciation)	(81,265)	10,679
Net realized and unrealized gain (loss)	(61,982)	(393)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$738	$32,470

(a)	Commencement of operations of the Fund was January 3, 2025.
The accompanying notes are an integral part of these financial statements.

18

STATEMENTS OF CHANGES IN NET ASSETS

	LifeX 2028 Income Bucket ETF	LifeX 2030 Income Bucket ETF	LifeX 2035 Income Bucket ETF
	Period Ended December 31, 2025(a)	Period Ended December 31, 2025(a)	Period Ended December 31, 2025(b)(c)
OPERATIONS:
Net investment income (loss)	$13,690	$13,159	$7,796,464
Net realized gain (loss)	1	—	7,315,346
Net change in unrealized appreciation (depreciation)	1,812	1,574	672,118
Net increase (decrease) in net assets from operations	15,503	14,733	15,783,928
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(13,691)	(13,159)	(10,299,417)
From return of capital	(106,309)	(50,174)	(20,671,691)
Total distributions to shareholders	(120,000)	(63,333)	(30,971,108)
CAPITAL TRANSACTIONS:
Shares sold	2,187,931	3,590,849	288,291,509
Shares redeemed	—	—	(227,407,381)
ETF transaction fees (See Note 1)	46	339	50,854
Net increase (decrease) in net assets from capital transactions	2,187,977	3,591,188	60,934,982
Net increase (decrease) in net assets	2,083,480	3,542,588	45,747,802
NET ASSETS:
Beginning of the period	—	—	—
End of the period	$2,083,480	$3,542,588	$45,747,802
SHARES TRANSACTIONS
Shares sold	72,000	76,000	3,211,182
Shares redeemed	—	—	(2,667,006)
Total increase (decrease) in shares outstanding	72,000	76,000	544,176

(a)	Commencement of operations of the Fund was September 23, 2025.
(b)	Commencement of operations of the Fund was January 3, 2025.
(c)	The Fund completed a 11-for-1 reverse stock split as shown in Note 1. All share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

19

STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	LifeX 2050 Inflation-Protected Longevity Income ETF		LifeX 2050 Longevity Income ETF
	Year Ended December 31, 2025	Period Ended December 31, 2024(a)	Year Ended December 31, 2025	Period Ended December 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$179,878	$68,492	$128,077	$66,486
Net realized gain (loss)	2,134	(81,315)	(61,731)	(258,208)
Net change in unrealized appreciation (depreciation)	3,135	(187,798)	12,090	(90,911)
Net increase (decrease) in net assets from operations	185,147	(200,621)	78,436	(282,633)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(179,878)	(68,492)	(128,077)	(66,486)
From return of capital	(310,344)	(22,214)	(386,150)	(56,357)
Total distributions to shareholders	(490,222)	(90,706)	(514,227)	(122,843)
CAPITAL TRANSACTIONS:
Shares sold	678,912	5,631,159	2,656,130	6,176,628
Shares issued from reinvestment of distributions	—	2,832	—	3,628
Shares issued from merger/reorganization	3,229,672	—	3,043,219	—
Shares redeemed	(3,231,467)	(2,284,339)	(4,177,624)	(2,231,604)
ETF transaction fees (See Note 1)	25	1,759	1,093	27
Net increase (decrease) in net assets from capital transactions	677,142	3,351,411	1,522,818	3,948,679
Net increase (decrease) in net assets	372,067	3,060,084	1,087,027	3,543,203
NET ASSETS:
Beginning of the period	3,060,084	—	3,543,203	—
End of the period	$3,432,151	$3,060,084	$4,630,230	$3,543,203
SHARES TRANSACTIONS(c)(d)
Shares sold	3,077	23,787	16,462	33,185
Shares issued from reinvestment of distributions	—	12	—	20
Shares issued from merger/reorganization	14,320	—	18,210	—
Shares redeemed	(15,019)	(9,953)	(25,562)	(12,436)
Total increase (decrease) in shares outstanding	2,378	13,846	9,110	20,769

(a)	Commencement of operations of the Fund was January 17, 2024.
(b)	Commencement of operations of the Fund was January 8, 2024.
(c)	The Fund completed a 10-for-1 reverse stock split as shown in Note 1. All share information has been retroactively adjusted to reflect this reverse stock split.
(d)	The fund completed a 10-for-13 reverse stock split as shown in Note 1. All share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

20

STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	LifeX 2055 Inflation-Protected Longevity Income ETF		LifeX 2055 Longevity Income ETF
	Year Ended December 31, 2025	Period Ended December 31, 2024(a)	Year Ended December 31, 2025	Period Ended December 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$185,168	$70,858	$135,173	$62,315
Net realized gain (loss)	(159,054)	(91,624)	(112,764)	(230,236)
Net change in unrealized appreciation (depreciation)	66,363	(225,291)	39,517	(155,845)
Net increase (decrease) in net assets from operations	92,477	(246,057)	61,926	(323,766)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(185,168)	(70,858)	(135,173)	(62,315)
From return of capital	(205,006)	(7,767)	(386,628)	(41,305)
Total distributions to shareholders	(390,174)	(78,625)	(521,801)	(103,620)
CAPITAL TRANSACTIONS:
Shares sold	240,654	5,710,380	609,780	5,700,441
Shares issued from reinvestment of distributions	—	2,285	—	3,075
Shares issued from merger/reorganization	7,163,771	—	4,609,664	—
Shares redeemed	(5,639,190)	(2,284,710)	(3,374,862)	(2,226,923)
ETF transaction fees (See Note 1)	831	2,633	676	15
Net increase (decrease) in net assets from capital transactions	1,766,066	3,430,588	1,845,258	3,476,608
Net increase (decrease) in net assets	1,468,369	3,105,906	1,385,383	3,049,222
NET ASSETS:
Beginning of the period	3,105,906	—	3,049,222	—
End of the period	$4,574,275	$3,105,906	$4,434,605	$3,049,222
SHARES TRANSACTIONS(c)(d)
Shares sold	1,000	21,214	3,333	28,070
Shares issued from reinvestment of distributions	—	8	—	16
Shares issued from merger/reorganization	28,603	—	25,659	—
Shares redeemed	(23,029)	(8,722)	(19,370)	(11,419)
Total increase (decrease) in shares outstanding	6,574	12,500	9,622	16,667

(a)	Commencement of operations of the Fund was January 17, 2024.
(b)	Commencement of operations of the Fund was January 8, 2024.
(c)	The Fund completed a 10-for-1 reverse stock split as shown in Note 1. All share information has been retroactively adjusted to reflect this reverse stock split.
(d)	The fund completed a 10-for-12 reverse stock split as shown in Note 1. All share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

21

STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	LifeX 2060 Inflation-Protected Longevity Income ETF		LifeX 2060 Longevity Income ETF
	Year Ended December 31, 2025	Period Ended December 31, 2024(a)	Year Ended December 31, 2025	Period Ended December 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$175,326	$74,799	$114,513	$63,416
Net realized gain (loss)	97,743	(300,852)	(119,124)	(236,273)
Net change in unrealized appreciation (depreciation)	(285,266)	(70,994)	105,837	(200,627)
Net increase (decrease) in net assets from operations	(12,197)	(297,047)	101,226	(373,484)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(177,287)	(72,851)	(114,513)	(63,416)
From return of capital	(794,548)	—	(134,565)	(33,453)
Total distributions to shareholders	(971,835)	(72,851)	(249,078)	(96,869)
CAPITAL TRANSACTIONS:
Shares sold	460,855	5,781,571	480,586	5,744,466
Shares issued from reinvestment of distributions	—	1,911	—	2,708
Shares issued from merger/reorganization	12,933,270	—	3,169,513	—
Shares redeemed	(12,491,855)	(2,280,942)	(3,028,978)	(2,218,473)
ETF transaction fees (See Note 1)	2,257	2,624	303	19
Net increase (decrease) in net assets from capital transactions	904,527	3,505,164	621,424	3,528,720
Net increase (decrease) in net assets	(79,505)	3,135,266	473,572	3,058,367
NET ASSETS:
Beginning of the period	3,135,266	—	3,058,367	—
End of the period	$3,055,761	$3,135,266	$3,531,939	$3,058,367
SHARES TRANSACTIONS(c)(d)(e)
Shares sold	1,667	18,124	2,727	27,296
Shares issued from reinvestment of distributions	—	6	—	13
Shares issued from merger/reorganization	45,044	—	17,217	—
Shares redeemed	(46,034)	(7,297)	(16,668)	(10,945)
Total increase (decrease) in shares outstanding	677	10,833	3,276	16,364

(a)	Commencement of operations of the Fund was January 17, 2024.
(b)	Commencement of operations of the Fund was January 8, 2024.
(c)	The Fund completed a 10-for-1 reverse stock split as shown in Note 1. All share information has been retroactively adjusted to reflect this reverse stock split.
(d)	The 2060 Inflation fund completed a 10-for-12 reverse stock split as shown in Note 1. All share information has been retroactively adjusted to reflect this reverse stock split.
(e)	The 2060 Longevity fund completed a 10-for-11 reverse stock split as shown in Note 1. All share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

22

STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	LifeX 2065 Inflation-Protected Longevity Income ETF	LifeX 2065 Longevity Income ETF	LifeX Durable Income ETF
	Period Ended December 31, 2025(a)	Period Ended December 31, 2025(a)	Year Ended December 31, 2025	Period Ended December 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$104,071	$62,720	$32,863	$32,993
Net realized gain (loss)	261,437	19,283	(11,072)	(109,748)
Net change in unrealized appreciation (depreciation)	(521,945)	(81,265)	10,679	(18,050)
Net increase (decrease) in net assets from operations	(156,437)	738	32,470	(94,805)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(133,606)	(62,720)	(32,863)	(32,993)
From return of capital	(767,644)	(122,904)	(58,881)	(12,645)
Total distributions to shareholders	(901,250)	(185,624)	(91,744)	(45,638)
CAPITAL TRANSACTIONS:
Shares sold	1,614,825	740,704	192,336	3,119,257
Shares issued from reinvestment of distributions	—	—	—	2,959
Shares issued from merger/reorganization	11,886,776	3,312,029	—	—
Shares redeemed	(8,120,243)	(600,102)	(1,272)	(2,236,329)
ETF transaction fees (See Note 1)	2,313	120	38	2
Net increase (decrease) in net assets from capital transactions	5,383,671	3,452,751	191,102	885,889
Net increase (decrease) in net assets	4,325,984	3,267,865	131,828	745,446
NET ASSETS:
Beginning of the period	—	—	745,446	—
End of the period	$4,325,984	$3,267,865	$877,274	$745,446
SHARES TRANSACTIONS(c)(d)(e)(f)
Shares sold	5,333	3,636	1,000	14,304
Shares issued from reinvestment of distributions	—	—	—	14
Shares issued from merger/reorganization	38,035	16,655	—	—
Shares redeemed	(28,029)	(3,036)	(6)	(10,682)
Total increase (decrease) in shares outstanding	15,339	17,255	994	3,636

(a)	Commencement of operations of the Fund was January 3, 2025.
(b)	Commencement of operations of the Fund was January 8, 2024.
(c)	The Fund completed 10-for-1 reverse stock splits as shown in Note 1. All share information has been retroactively adjusted to reflect this reverse stock split.
(d)	The 2065 Inflation fund completed a 10-for-12 reverse stock split as shown in Note 1. All share information has been retroactively adjusted to reflect this reverse stock split.
(e)	The 2065 Longevity fund completed a 10-for-11 reverse stock split as shown in Note 1. All share information has been retroactively adjusted to reflect this reverse stock split.
(f)	The Durable fund completed a 10-for-11 reverse stock split as shown in Note 1. All share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

23

FINANCIAL HIGHLIGHTS
LIFEX 2028 INCOME BUCKET ETF

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$31.13
INVESTMENT OPERATIONS:
Net investment income(b)	0.28
Net realized and unrealized gain (loss) on investments(c)	0.03
Total from investment operations	0.31
LESS DISTRIBUTIONS FROM:
Net investment income	(0.29)
Return of capital	(2.21)
Total distributions	(2.50)
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$28.94
Total return(e)	1.04%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,083
Ratio of expenses to average net assets(f)	0.25%
Ratio of net investment income (loss) to average net assets(f)	3.46%
Portfolio turnover rate(e)(g)	—%

(a)	Commencement of operations of the Fund was September 23, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

24

FINANCIAL HIGHLIGHTS
LIFEX 2030 INCOME BUCKET ETF

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$48.65
INVESTMENT OPERATIONS:
Net investment income(b)	0.45
Net realized and unrealized gain (loss) on investments(c)	—
Total from investment operations	0.45
LESS DISTRIBUTIONS FROM:
Net investment income	(0.52)
Return of capital	(1.98)
Total distributions	(2.50)
ETF transaction fees per share	0.01
Net asset value, end of period	$46.61
Total return(d)	0.98%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,543
Ratio of expenses to average net assets(e)	0.25%
Ratio of net investment income (loss) to average net assets(e)	3.54%
Portfolio turnover rate(d)(f)	—%

(a)	Commencement of operations of the Fund was September 23, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

25

FINANCIAL HIGHLIGHTS
LIFEX 2035 INCOME BUCKET ETF

Period Ended December 31, 2025(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$90.64
INVESTMENT OPERATIONS:
Net investment income(b)	3.44
Net realized and unrealized gain (loss) on investments(c)	2.27
Total from investment operations	5.71
LESS DISTRIBUTIONS FROM:
Net investment income	(4.09)
Return of capital	(8.21)
Total distributions	(12.30)
ETF transaction fees per share	0.02
Net asset value, end of period	$84.07
Total return(d)	6.77%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$45,748
Ratio of expenses to average net assets(e)	0.25%
Ratio of net investment income (loss) to average net assets(e)	3.99%
Portfolio turnover rate(d)(f)	112%

(a)	Commencement of operations of the Fund was January 3, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	On February 3, 2025 the Fund effected a 11-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

26

FINANCIAL HIGHLIGHTS
LIFEX 2050 INFLATION-PROTECTED LONGEVITY INCOME ETF

	Year Ended December 31, 2025(h)(i)	Period Ended December 31, 2024(a)(h)(i)
PER SHARE DATA:
Net asset value, beginning of period	$221.00	$235.43
INVESTMENT OPERATIONS:
Net investment income(b)	11.01	8.75
Net realized and unrealized gain (loss) on investments(c)	1.90	(9.92)
Total from investment operations	12.91	(1.17)
LESS DISTRIBUTIONS FROM:
Net investment income	(8.20)	(10.18)
Return of capital	(14.16)	(3.30)
Total distributions	(22.36)	(13.48)
ETF transaction fees per share	0.00(d)	0.22
Net asset value, end of period	$211.55	$221.00
Total return(e)	5.94%	(0.55)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,432	$3,060
Ratio of expenses to average net assets(f)	0.28%	0.73%
Ratio of net investment income (loss) to average net assets(f)	5.01%	3.97%
Portfolio turnover rate(e)(g)	123%	259%

(a)	Commencement of operations of the Fund was January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions and transactions related to reorganizations.
(h)	On February 7, 2025 the Fund effected a 10-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
(i)	On September 22, 2025 the fund effected a 10-for-13 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

27

FINANCIAL HIGHLIGHTS
LIFEX 2050 LONGEVITY INCOME ETF

	Year Ended December 31, 2025(h)(i)	Period Ended December 31, 2024(a)(h)(i)
PER SHARE DATA:
Net asset value, beginning of period	$170.60	$188.50
INVESTMENT OPERATIONS:
Net investment income(b)	6.69	6.29
Net realized and unrealized gain (loss) on investments(c)	3.15	(9.67)
Total from investment operations	9.84	(3.38)
LESS DISTRIBUTIONS FROM:
Net investment income	(6.36)	(7.86)
Return of capital	(19.17)	(6.66)
Total distributions	(25.53)	(14.52)
ETF transaction fees per share	0.06	0.00(d)
Net asset value, end of period	$154.97	$170.60
Total return(e)	6.13%	(2.00)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,630	$3,543
Ratio of expenses to average net assets(f)	0.29%	0.73%
Ratio of net investment income (loss) to average net assets(f)	4.10%	3.57%
Portfolio turnover rate(e)(g)	131%	580%

(a)	Commencement of operations of the Fund was January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions and transactions related to reorganizations.
(h)	On February 7, 2025 the Fund effected a 10-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
(i)	On September 22, 2025 the fund effected a 10-for-13 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

28

FINANCIAL HIGHLIGHTS
LIFEX 2055 INFLATION-PROTECTED LONGEVITY INCOME ETF

	Year Ended December 31, 2025(g)(h)	Period Ended December 31, 2024(a)(g)(h)
PER SHARE DATA:
Net asset value, beginning of period	$248.47	$268.68
INVESTMENT OPERATIONS:
Net investment income(b)	12.50	10.15
Net realized and unrealized gain (loss) on investments(c)	0.41	(12.89)
Total from investment operations	12.91	(2.74)
LESS DISTRIBUTIONS FROM:
Net investment income	(10.26)	(16.08)
Return of capital	(11.36)	(1.76)
Total distributions	(21.62)	(17.84)
ETF transaction fees per share	0.06	0.37
Net asset value, end of period	$239.82	$248.47
Total return(d)	5.36%	(1.15)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,574	$3,106
Ratio of expenses to average net assets(e)	0.28%	0.73%
Ratio of net investment income (loss) to average net assets(e)	5.10%	4.06%
Portfolio turnover rate(d)(f)	183%	265%

(a)	Commencement of operations of the Fund was January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions and transactions related to reorganizations.
(g)	On February 11, 2025 the Fund effected a 10-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
(h)	On September 22, 2025 the fund effected a 10-for-12 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

29

FINANCIAL HIGHLIGHTS
LIFEX 2055 LONGEVITY INCOME ETF

	Year Ended December 31, 2025(h)(i)	Period Ended December 31, 2024(a)(h)(i)
PER SHARE DATA:
Net asset value, beginning of period	$182.95	$205.20
INVESTMENT OPERATIONS:
Net investment income(b)	7.32	6.71
Net realized and unrealized gain (loss) on investments(c)	2.53	(11.84)
Total from investment operations	9.85	(5.13)
LESS DISTRIBUTIONS FROM:
Net investment income	(6.26)	(10.29)
Return of capital	(17.89)	(6.83)
Total distributions	(24.15)	(17.12)
ETF transaction fees per share	0.04	0.00(d)
Net asset value, end of period	$168.69	$182.95
Total return(e)	5.69%	(2.91)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,435	$3,049
Ratio of expenses to average net assets(f)	0.29%	0.74%
Ratio of net investment income (loss) to average net assets(f)	4.16%	3.51%
Portfolio turnover rate(e)(g)	119%	522%

(a)	Commencement of operations of the Fund was January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions and transactions related to reorganizations.
(h)	On February 11, 2025 the Fund effected a 10-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
(i)	On September 22, the fund effected a 10-for-12 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

30

FINANCIAL HIGHLIGHTS
LIFEX 2060 INFLATION-PROTECTED LONGEVITY INCOME ETF

	Year Ended December 31, 2025(g)(h)	Period Ended December 31, 2024(a)(g)(h)
PER SHARE DATA:
Net asset value, beginning of period	$289.40	$321.24
INVESTMENT OPERATIONS:
Net investment income(b)	13.48	12.55
Net realized and unrealized gain (loss) on investments(c)	(3.27)	(17.75)
Total from investment operations	10.21	(5.20)
LESS DISTRIBUTIONS FROM:
Net investment income	(6.26)	(27.08)
Return of capital	(28.03)	—
Total distributions	(34.29)	(27.08)
ETF transaction fees per share	0.17	0.44
Net asset value, end of period	$265.49	$289.40
Total return(d)	3.64%	(1.92)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,056	$3,135
Ratio of expenses to average net assets(e)	0.28%	0.73%
Ratio of net investment income (loss) to average net assets(e)	4.83%	4.25%
Portfolio turnover rate(d)(f)	565%	355%

(a)	Commencement of operations of the Fund was January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions and transactions related to reorganizations.
(g)	On February 13, 2025 the Fund effected a 10-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
(h)	On September 22, 2025 the fund effected a 10-for-12 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

31

FINANCIAL HIGHLIGHTS
LIFEX 2060 LONGEVITY INCOME ETF

	Year Ended December 31, 2025(h)(i)	Period Ended December 31, 2024(a)(h)(i)
PER SHARE DATA:
Net asset value, beginning of period	$186.90	$214.17
INVESTMENT OPERATIONS:
Net investment income(b)	7.63	7.02
Net realized and unrealized gain (loss) on investments(c)	2.00	(13.86)
Total from investment operations	9.63	(6.84)
LESS DISTRIBUTIONS FROM:
Net investment income	(7.68)	(13.38)
Return of capital distributions	(9.03)	(7.05)
Total distributions	(16.71)	(20.43)
ETF transaction fees per share	0.01	0.00(d)
Net asset value, end of period	$179.83	$186.90
Total return(e)	5.42%	(3.77)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,532	$3,058
Ratio of expenses to average net assets(f)	0.29%	0.74%
Ratio of net investment income (loss) to average net assets(f)	4.19%	3.56%
Portfolio turnover rate(e)(g)	61%	465%

(a)	Commencement of operations of the Fund was January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions and transactions related to reorganizations.
(h)	On February 13, 2025 the Fund effected a 10-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
(i)	On September 22, 2025 the fund effected a 10-for-11 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

32

FINANCIAL HIGHLIGHTS
LIFEX 2065 INFLATION-PROTECTED LONGEVITY INCOME ETF

Period Ended December 31, 2025(a)(g)(h)
PER SHARE DATA:
Net asset value, beginning of period	$309.48
INVESTMENT OPERATIONS:
Net investment income(b)	14.45
Net realized and unrealized gain (loss) on investments(c)	(4.13)
Total from investment operations	10.32
LESS DISTRIBUTIONS FROM:
Net investment income	(5.65)
Return of capital	(32.44)
Total distributions	(38.09)
ETF transaction fees per share	0.32
Net asset value, end of period	$282.03
Total return(d)	3.39%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,326
Ratio of expenses to average net assets(e)	0.26%
Ratio of net investment income (loss) to average net assets(e)	4.95%
Portfolio turnover rate(d)(f)	345%

(a)	Commencement of operations of the Fund was January 3, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions and transactions related to reorganizations.
(g)	On February 14, 2025 the Fund effected a 10-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
(h)	On September 22, 2025 the fund effected a 10-for-12 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

33

FINANCIAL HIGHLIGHTS
LIFEX 2065 LONGEVITY INCOME ETF

Period Ended December 31, 2025(a)(g)(h)
PER SHARE DATA:
Net asset value, beginning of period	$202.73
INVESTMENT OPERATIONS:
Net investment income(b)	8.31
Net realized and unrealized gain (loss) on investments(c)	1.46
Total from investment operations	9.77
LESS DISTRIBUTIONS FROM:
Net investment income	(7.81)
Return of capital	(15.31)
Total distributions	(23.12)
ETF transaction fees per share	0.01
Net asset value, end of period	$189.39
Total return(d)	5.04%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,268
Ratio of expenses to average net assets(e)	0.26%
Ratio of net investment income (loss) to average net assets(e)	4.32%
Portfolio turnover rate(d)(f)	116%

(a)	Commencement of operations of the Fund was January 3, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions and transactions related to reorganizations.
(g)	On February 14, 2025 the Fund effected a 10-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
(h)	On September 22, 2025 the fund effected a 10-for-11 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

34

FINANCIAL HIGHLIGHTS
LIFEX DURABLE INCOME ETF

	Year Ended December 31, 2025(h)(i)	Period Ended December 31, 2024(a)(h)(i)
PER SHARE DATA:
Net asset value, beginning of period	$205.00	$221.32
INVESTMENT OPERATIONS:
Net investment income(b)	8.49	7.28
Net realized and unrealized gain (loss) on investments(c)	0.78	(12.20)
Total from investment operations	9.27	(4.92)
LESS DISTRIBUTIONS FROM:
Net investment income	(8.88)	(8.24)
Return of capital	(15.91)	(3.16)
Total distributions	(24.79)	(11.40)
ETF transaction fees per share	0.00(d)	0.00(d)
Net asset value, end of period	$189.48	$205.00
Total return(e)	4.78%	(2.33)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$877	$745
Ratio of expenses to average net assets(f)	0.28%	0.95%
Ratio of net investment income (loss) to average net assets(f)	4.34%	3.47%
Portfolio turnover rate(e)(g)	50%	780%

(a)	Commencement of operations of the Fund was January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	On February 14, 2025 the Fund effected a 10-for-1 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
(i)	On September 22, 2025 the fund effected a 10-for-11 reverse stock split. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

35

Notes to Financial Statements
December 31, 2025
1. Organization
Stone Ridge Trust (the “Trust”) was organized as a Delaware statutory trust on September 28, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing shares in multiple series, each series representing a distinct portfolio with its own investment objectives and policies. As of December 31, 2025, each of the LifeX Income Bucket ETFs, each of the LifeX Inflation-Protected Income ETFs, each of the LifeX Income ETFs, and the LifeX Durable Income ETF (each a “Fund,” as shown on Schedule A attached hereto) are series of the Trust.
The LifeX Income ETFs and LifeX Durable Income ETF commenced operations on January 8, 2024, with the exception of the 2065 LifeX Income ETF. The LifeX Inflation-Protected Income ETFs commenced operations on January 17, 2024, with the exception of the 2065 LifeX Inflation-Protected Income ETF. The 2065 LifeX Income ETF, the 2065 LifeX Inflation-Protected Income ETF, and the LifeX 2035 Income Bucket ETF all commenced operations on January 3, 2025. The LifeX 2028 Income Bucket ETF and the LifeX 2030 Income Bucket ETF commenced operations on September 23, 2025. The Funds offer one class of shares to investors. There are an unlimited number of authorized shares.
The LifeX Income ETFs’ investment objective is to provide reliable monthly distributions, consisting of income and principal, through their end year. The LifeX Inflation-Protected Income ETFs’ investment objective is to provide reliable monthly inflation-linked distributions, consisting of income and principal, through their end year. The LifeX Income Bucket ETFs’ investment objective is to provide fixed monthly distributions, consisting of income and principal, through their liquidation year. The LifeX Durable Income ETF’s investment objective is to provide reliable monthly distributions, consisting of income and principal.
In February 2025, the Funds underwent reverse stock splits as shown in the below table:

Effective Name	Effective Date	Reverse Stock Split Rate
LifeX Income Bucket ETFs
LifeX 2035 Income Bucket ETF	2/3/2025	11:1
LifeX Inflation-Protected Income ETFs
LifeX 2050 Inflation-Protected Longevity Income ETF	2/7/2025	10:1
LifeX 2055 Inflation-Protected Longevity Income ETF	2/11/2025	10:1
LifeX 2060 Inflation-Protected Longevity Income ETF	2/13/2025	10:1
LifeX 2065 Inflation-Protected Longevity Income ETF	2/14/2025	10:1
LifeX Income ETFs
LifeX 2050 Longevity Income ETF	2/7/2025	10:1
LifeX 2055 Longevity Income ETF	2/11/2025	10:1
LifeX 2060 Longevity Income ETF	2/13/2025	10:1
LifeX 2065 Longevity Income ETF	2/14/2025	10:1
LifeX Durable Income ETF
LifeX Durable Income ETF	2/14/2025	10:1

On July 22, 2025, the Board of Trustees (the “Board”) of the Trust approved (i) an Agreement and Plan of Reorganization (the “Plan”) pursuant to which 14 of the Longevity Income ETFs were reorganized with and into the 2050, 2055, 2060, and 2065 Income ETFs, as described further below (the “Fixed Reorganization”), and 14 of the Inflation-Protected Income ETFs (together with the 14 Longevity Income ETFs, the “Target ETFs”) were reorganized with and into the 2050, 2055, 2060, and 2065 Inflation-Protected Longevity Income ETFs, as described further below (together with the 2050, 2055, 2060, and 2065 Longevity Income ETFs, the “Acquiring ETFs,” and together with the Target ETFs, the “Funds”) (such transaction, the “TIPS Reorganization,” and together with the Fixed Reorganization, the “Reorganizations”), (ii) reverse share splits by certain LifeX ETFs (as defined below), and (iii) special one-time distributions by each of the

36

Notes to Financial Statements
December 31, 2025(Continued)
Acquiring ETFs and the LifeX Durable Income ETF (collectively, the “Distributing ETFs”). The Adviser bore all of the expenses relating to each Reorganization. The Reorganizations were effective as of the date set forth in the table below.
The purpose of the Reorganizations was to streamline the LifeX ETF suite in order to improve liquidity, simplify and enhance the overall investor experience and achieve certain operational advantages, including higher assets under management and anticipated higher trading volumes for each Acquiring Fund post-reorganization.
In connection with the reorganizations, each Target ETF transferred all of its assets to the specified Acquiring ETF in exchange for common shares of beneficial interest of the relevant Acquiring ETF (the “Reorganization Shares”) and the assumption by such Acquiring ETF of all of such Target ETF’s liabilities. The exchange was effected on the date agreed to by each Target Fund and each Acquiring Fund. This was followed immediately by each Target ETF’s pro rata distribution of the Reorganization Shares to its shareholders, in complete liquidation of each Target ETF.
Under the Plan each Target ETF was reorganized with and into the specified Acquiring ETF as set forth in the table below.

Target ETFs	Acquiring ETFs	Reorganization Effective Date
LifeX Inflation-Protected Income ETFs
LifeX 2048 Inflation-Protected Longevity Income ETF	LifeX 2050 Inflation-Protected Longevity Income ETF	09/15/2025
LifeX 2049 Inflation-Protected Longevity Income ETF
LifeX 2051 Inflation-Protected Longevity Income ETF	LifeX 2055 Inflation-Protected Longevity Income ETF	09/16/2025
LifeX 2052 Inflation-Protected Longevity Income ETF
LifeX 2053 Inflation-Protected Longevity Income ETF
LifeX 2054 Inflation-Protected Longevity Income ETF
LifeX 2056 Inflation-Protected Longevity Income ETF	LifeX 2060 Inflation-Protected Longevity Income ETF	09/17/2025
LifeX 2057 Inflation-Protected Longevity Income ETF
LifeX 2058 Inflation-Protected Longevity Income ETF
LifeX 2059 Inflation-Protected Longevity Income ETF
LifeX 2061 Inflation-Protected Longevity Income ETF	LifeX 2065 Inflation-Protected Longevity Income ETF	09/18/2025
LifeX 2062 Inflation-Protected Longevity Income ETF
LifeX 2063 Inflation-Protected Longevity Income ETF
LifeX 2064 Inflation-Protected Longevity Income ETF
LifeX Income ETFs
LifeX 2048 Longevity Income ETF	LifeX 2050 Longevity Income ETF	09/15/2025
LifeX 2049 Longevity Income ETF
LifeX 2051 Longevity Income ETF	LifeX 2055 Longevity Income ETF	09/16/2025
LifeX 2052 Longevity Income ETF
LifeX 2053 Longevity Income ETF
LifeX 2054 Longevity Income ETF
LifeX 2056 Longevity Income ETF	LifeX 2060 Longevity Income ETF	09/17/2025
LifeX 2057 Longevity Income ETF
LifeX 2058 Longevity Income ETF
LifeX 2059 Longevity Income ETF
LifeX 2061 Longevity Income ETF	LifeX 2065 Longevity Income ETF	09/18/2025
LifeX 2062 Longevity Income ETF
LifeX 2063 Longevity Income ETF
LifeX 2064 Longevity Income ETF

37

Notes to Financial Statements
December 31, 2025(Continued)
Each Reorganization was accomplished by a tax-free exchange of shares of the Acquiring ETFs for shares of the Target Funds as noted below:

Acquiring ETFs	Prior to Reorganization
	Shares Outstanding	Net Assets	NAV Per Share
LifeX Inflation-Protected Income ETFs
LifeX 2048 Inflation-Protected Longevity Income ETF	10,997	$1,734,099.53	$157.6884
LifeX 2049 Inflation-Protected Longevity Income ETF	8,998	1,495,572.25	166.2116
LifeX 2051 Inflation-Protected Longevity Income ETF	5,998	1,084,773.28	180.8558
LifeX 2052 Inflation-Protected Longevity Income ETF	8,998	1,690,222.10	187.8442
LifeX 2053 Inflation-Protected Longevity Income ETF	9,998	1,963,062.05	196.3455
LifeX 2054 Inflation-Protected Longevity Income ETF	11,996	2,425,713.08	202.2102
LifeX 2056 Inflation-Protected Longevity Income ETF	25,999	5,581,212.82	214.6703
LifeX 2057 Inflation-Protected Longevity Income ETF	7,997	1,776,794.88	222.1827
LifeX 2058 Inflation-Protected Longevity Income ETF	5,998	1,364,416.42	227.4786
LifeX 2059 Inflation-Protected Longevity Income ETF	17,997	4,210,846.20	233.9749
LifeX 2061 Inflation-Protected Longevity Income ETF	12,998	3,193,521.16	245.6933
LifeX 2062 Inflation-Protected Longevity Income ETF	2,998	749,550.82	250.017
LifeX 2063 Inflation-Protected Longevity Income ETF	23,995	6,156,470.76	256.5731
LifeX 2064 Inflation-Protected Longevity Income ETF	6,998	1,787,233.52	255.392
LifeX Income ETFs
LifeX 2048 Longevity Income ETF	13,095	$1,557,705.11	$118.9542
LifeX 2049 Longevity Income ETF	11,997	1,485,513.97	123.8238
LifeX 2051 Longevity Income ETF	6,997	930,847.97	133.0353
LifeX 2052 Longevity Income ETF	6,997	963,587.99	137.7144
LifeX 2053 Longevity Income ETF	13,997	1,986,109.53	141.8954
LifeX 2054 Longevity Income ETF	4,998	729,118.04	145.882
LifeX 2056 Longevity Income ETF	3,997	615,019.40	153.8703
LifeX 2057 Longevity Income ETF	7,998	1,256,301.95	157.077
LifeX 2058 Longevity Income ETF	3,997	642,843.03	160.8314
LifeX 2059 Longevity Income ETF	3,998	655,348.79	163.9192
LifeX 2061 Longevity Income ETF	2,998	510,379.70	170.2401
LifeX 2062 Longevity Income ETF	5,996	1,035,927.94	172.7698
LifeX 2063 Longevity Income ETF	5,997	1,053,199.32	175.621
LifeX 2064 Longevity Income ETF	3,997	712,521.40	178.264

38

Notes to Financial Statements
December 31, 2025(Continued)
The cost, net unrealized appreciation/(depreciation) and fair market value of the investments of Acquiring ETFS as of the date of the Reorganization, was as follows:

Acquiring ETFS	Prior to Reorganization
	Cost	Unrealized Appreciation/ (Depreciation)	Fair Value
LifeX Inflation-Protected Income ETFs
LifeX 2048 Inflation-Protected Longevity Income ETF	$1,677,515	$25,240	$1,702,755
LifeX 2049 Inflation-Protected Longevity Income ETF	1,478,046	3,146	1,481,192
LifeX 2051 Inflation-Protected Longevity Income ETF	1,046,612	7,454	1,054,066
LifeX 2052 Inflation-Protected Longevity Income ETF	1,727,560	(60,028)	1,667,532
LifeX 2053 Inflation-Protected Longevity Income ETF	1,886,120	33,653	1,919,773
LifeX 2054 Inflation-Protected Longevity Income ETF	2,360,010	41,205	2,401,215
LifeX 2056 Inflation-Protected Longevity Income ETF	5,396,143	72,481	5,468,624
LifeX 2057 Inflation-Protected Longevity Income ETF	1,679,964	49,070	1,729,034
LifeX 2058 Inflation-Protected Longevity Income ETF	1,285,909	47,790	1,333,699
LifeX 2059 Inflation-Protected Longevity Income ETF	4,002,558	125,267	4,127,825
LifeX 2061 Inflation-Protected Longevity Income ETF	2,797,065	102,972	2,900,037
LifeX 2062 Inflation-Protected Longevity Income ETF	695,431	21,038	716,469
LifeX 2063 Inflation-Protected Longevity Income ETF	5,761,445	234,521	5,995,966
LifeX 2064 Inflation-Protected Longevity Income ETF	1,696,756	39,464	1,736,220
LifeX Income ETFs
LifeX 2048 Longevity Income ETF	$1,481,705	$35,700	$1,517,405
LifeX 2049 Longevity Income ETF	1,426,783	32,358	1,459,141
LifeX 2051 Longevity Income ETF	883,615	21,211	904,826
LifeX 2052 Longevity Income ETF	919,366	24,690	944,056
LifeX 2053 Longevity Income ETF	1,895,219	50,782	1,946,001
LifeX 2054 Longevity Income ETF	700,911	13,551	714,462
LifeX 2056 Longevity Income ETF	585,516	13,773	599,289
LifeX 2057 Longevity Income ETF	1,199,710	26,504	1,226,214
LifeX 2058 Longevity Income ETF	611,858	14,363	626,221
LifeX 2059 Longevity Income ETF	626,778	9,733	636,511
LifeX 2061 Longevity Income ETF	489,122	7,271	496,393
LifeX 2062 Longevity Income ETF	995,311	13,774	1,009,085
LifeX 2063 Longevity Income ETF	1,013,872	8,681	1,022,553
LifeX 2064 Longevity Income ETF	678,988	17,793	696,781

39

Notes to Financial Statements
December 31, 2025(Continued)
The Target ETFs’ balances were as follows:

Acquiring ETFs	Prior to Reorganization
	Shares Outstanding	Net Assets	NAV Per Share
LifeX Inflation-Protected Income ETFs
LifeX 2050 Inflation-Protected Longevity Income ETF	21,997	$3,816,335.88	$173.4935
LifeX 2055 Inflation-Protected Longevity Income ETF	14,997	3,130,096.99	208.7149
LifeX 2060 Inflation-Protected Longevity Income ETF	14,999	3,588,837.07	239.2718
LifeX 2065 Inflation-Protected Longevity Income ETF	3,998	1,041,221.25	260.4355
LifeX Income ETFs
LifeX 2050 Longevity Income ETF	9,995	$1,284,891.77	$128.5535
LifeX 2055 Longevity Income ETF	7,997	1,197,223.25	149.7090
LifeX 2060 Longevity Income ETF	5,997	1,003,624.11	167.3544
LifeX 2065 Longevity Income ETF	3,998	722,776.03	180.7844

Acquiring ETFs	After Reorganization
	Shares Outstanding	Net Assets	NAV Per Share
LifeX Inflation-Protected Income ETFs
LifeX 2050 Inflation-Protected Longevity Income ETF	40,612.52	$7,046,007.66	$173.4935
LifeX 2055 Inflation-Protected Longevity Income ETF	49,320.24	10,293,867.50	208.7149
LifeX 2060 Inflation-Protected Longevity Income ETF	69,051.63	16,522,107.39	239.2718
LifeX 2065 Inflation-Protected Longevity Income ETF	49,639.92	12,927,997.51	260.4355
LifeX Income ETFs
LifeX 2050 Longevity Income ETF	33,667.79	$4,328,110.85	$128.5535
LifeX 2055 Longevity Income ETF	38,787.83	5,806,886.78	149.709
LifeX 2060 Longevity Income ETF	24,935.93	4,173,137.28	167.3544
LifeX 2065 Longevity Income ETF	22,318.32	4,034,804.39	180.7844

For financial reporting purposes, the Acquiring Fund is deemed to be the accounting survivor and, as a result, the Statement of Operations and Financial Highlights reflect the operations of the Acquiring Fund only. The assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Because the Acquiring Fund has been managed as a single integrated portfolio since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund and the Acquiring Fund that have been included in the Acquiring Fund’s Statement of Operations since the Merger Date.
Effective as of the close of business on September 22, 2025, the Acquiring ETFs underwent a reverse share split, as approved by the Board on July 22, 2025. In addition, following the reverse share splits, the intended distribution amount per share for each Acquiring ETF remained $0.8333 per outstanding share per month (adjusted for inflation in the case of the Inflation-Protected Longevity Income ETFs), or $10.00 per

40

Notes to Financial Statements
December 31, 2025(Continued)
share per year (adjusted for inflation in the case of the Inflation-Protected Longevity Income ETFs), through December of the end year specified in such Acquiring ETF’s prospectus.

LifeX Inflation-Protected Income ETFs	Reverse Share Split Rate
LifeX 2050 Inflation-Protected Longevity Income ETF	10-for-13
LifeX 2055 Inflation-Protected Longevity Income ETF	10-for-12
LifeX 2060 Inflation-Protected Longevity Income ETF	10-for-12
LifeX 2065 Inflation-Protected Longevity Income ETF	10-for-12
LifeX Income ETFs
LifeX 2050 Longevity Income ETF	10-for-13
LifeX 2055 Longevity Income ETF	10-for-12
LifeX 2060 Longevity Income ETF	10-for-11
LifeX 2065 Longevity Income ETF	10-for-11
LifeX Durable ETF
LifeX Durable Income ETF	10-for-11

On July 22, 2025, the Board approved a special distribution to be made by each of the Distributing ETFs. The record date for each such special distribution was September 24, 2025, and the payment date was September 25, 2025. The special distribution amount per share made by each of the Distributing ETFs is shown below.

LifeX Inflation-Protected Income ETFs	Special Distribution Amount Per Share
LifeX 2050 Inflation Protected Longevity Income ETF	$9.06
LifeX 2055 Inflation Protected Longevity Income ETF	$4.30
LifeX 2060 Inflation Protected Longevity Income ETF	$13.57
LifeX 2065 Inflation Protected Longevity Income ETF	$21.31
LifeX Income ETFs
LifeX 2050 Longevity Income ETF	$9.47
LifeX 2055 Longevity Income ETF	$7.42
LifeX 2060 Longevity Income ETF	$0.00
LifeX 2065 Longevity Income ETF	$4.96
LifeX Durable ETF
LifeX Durable Income ETF	$4.93

41

Notes to Financial Statements
December 31, 2025(Continued)
Assuming the Reorganization had been completed on January 1, 2025, the beginning of the reporting period, pro forma results of operations for the year ended December 31, 2025 would have been as follows:

	Pro Forma Results from Operations
	Net Investment Gain/(Loss)	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation (Depreciation)	Change in Net Assets Resulting from Operations
LifeX Inflation-Protected Income ETFs
LifeX 2050 Inflation-Protected Longevity Income ETF	402,479	(358,880)	408,475	452,074
LifeX 2055 Inflation-Protected Longevity Income ETF	620,554	(865,278)	914,627	669,903
LifeX 2060 Inflation-Protected Longevity Income ETF	774,045	(807,097)	1,004,139	971,087
LifeX 2065 Inflation-Protected Longevity Income ETF	584,606	(510,119)	445,418	519,905
LifeX Income ETFs
LifeX 2050 Longevity Income ETF	311,730	(232,790)	292,435	371,375
LifeX 2055 Longevity Income ETF	465,447	(778,273)	749,731	436,905
LifeX 2060 Longevity Income ETF	408,851	(835,056)	941,918	515,713
LifeX 2065 Longevity Income ETF	297,469	(641,600)	625,022	280,891

The Funds list and principally trade their shares on Cboe BZX Exchange, Inc. (the “Exchange”). Shares of the Funds trade on the Exchange at market prices that may be below, at, or above the Funds’ net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Each Creation Unit generally consists of 10,000 shares.
Creation Units may be purchased or redeemed only by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant, and in each case must have executed an Authorized Participant Agreement with Foreside Financial Services, LLC. Most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. A purchase or redemption transaction fee (i.e., creation or redemption fee), payable by the Authorized Participant or the Adviser, is imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by each of the Funds in the preparation of each of their financial statements. The financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services – Investment Companies.
(a)
Investment Valuation and Fair Value Measurement. The Board has approved procedures pursuant to which each Fund values its investments (the “Valuation Procedures”). The Board has established a Valuation Committee (the “Board Valuation Committee”), which has designated Stone Ridge Asset Management LLC (the “Adviser”) to serve as “valuation designee” in accordance with Rule 2a-5 of the 1940 Act and, in that capacity, to bear

42

Notes to Financial Statements
December 31, 2025(Continued)
responsibility for implementing the Valuation Procedures, including performing fair valuation determinations relating to all investments held by each Fund (as needed), and periodically assessing and managing any material valuation risks and establishing and applying fair value methodologies subject to the oversight of the Board Valuation Committee and certain reporting and other requirements as described in the Valuation Procedures. A committee consisting of personnel of the Adviser (the “Adviser Valuation Committee”) performs certain functions in implementing the Valuation Procedures, including with respect to the performance of fair valuation determinations. Listed below is a summary of certain of the methods generally used currently to value investments of each Fund under the Valuation Procedures:
Non-prime money market funds and cash sweep programs are generally valued at amortized cost, which approximates fair value.
Other debt securities, including U.S. government debt securities (which we refer to as “U.S. Government Securities”), are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.
The Funds generally expect that their investments in U.S. Government Securities will not require the use of fair valuation methodologies. In the event that market quotations are not readily available for a particular Fund asset or available market quotations, or other information are deemed to be unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, each Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate.
Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by each Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.
Each Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:
Level 1 –	Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that each Fund can access at the measurement date;
Level 2 –
Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 –	Inputs: significant unobservable inputs for the asset or liability.
Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest

43

Notes to Financial Statements
December 31, 2025(Continued)
level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.
LifeX 2028 Income Bucket ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$44,953	$1,795,359	$—	$1,840,312
U.S. Treasury Bills	—	113,651	—	113,651
Treasury Money Market Funds	113,782	—	—	113,782
Total Investments	$158,735	$1,909,010	$—	$2,067,745

LifeX 2030 Income Bucket ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$340,640	$2,942,300	$—	$3,282,940
Treasury Money Market Funds	187,594	—	—	187,594
U.S. Treasury Bills	—	54,841	—	54,841
Total Investments	$528,234	$2,997,141	$—	$3,525,375

LifeX 2035 Income Bucket ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$44,036,001	$—	$44,036,001
Treasury Money Market Funds	1,250,424	—	—	1,250,424
Total Investments	$1,250,424	$44,036,001	$—	$45,286,425

LifeX 2050 Inflation-Protected Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$3,228,214	$—	$3,228,214
Treasury Money Market Funds	108,516	—	—	108,516
U.S. Treasury Bills	—	77,595	—	77,595
Total Investments	$108,516	$3,305,809	$—	$3,414,325

LifeX 2050 Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$4,517,630	$—	$4,517,630
Treasury Money Market Funds	54,990	—	—	54,990
Total Investments	$54,990	$4,517,630	$—	$4,572,620

44

Notes to Financial Statements
December 31, 2025(Continued)
LifeX 2055 Inflation-Protected Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$504,845	$3,932,728	$—	$4,437,573
Treasury Money Market Funds	109,702	—	—	109,702
U.S. Treasury Bills	—	—	—	—
Total Investments	$614,547	$3,932,728	$—	$4,547,275

LifeX 2055 Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$4,309,761	$—	$4,309,761
Treasury Money Market Funds	75,224	—	—	75,224
Total Investments	$75,224	$4,309,761	$—	$4,384,985

LifeX 2060 Inflation-Protected Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$2,149,745	$697,728	$—	$2,847,473
U.S. Treasury Bills	—	99,487	—	99,487
Treasury Money Market Funds	86,750	—	—	86,750
Total Investments	$2,236,495	$797,215	$—	$3,033,710

LifeX 2060 Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$3,450,234	$—	$3,450,234
Treasury Money Market Funds	30,342	—	—	30,342
Total Investments	$30,342	$3,450,234	$—	$3,480,576

LifeX 2065 Inflation-Protected Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$3,455,428	$13,470	$—	$3,468,898
U.S. Treasury Bills	—	660,884	—	660,884
Treasury Money Market Funds	164,860	—	—	164,860
Total Investments	$3,620,288	$674,354	$—	$4,294,642

LifeX 2065 Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$3,191,322	$—	$3,191,322
Treasury Money Market Funds	23,214	—	—	23,214
Total Investments	$23,214	$3,191,322	$—	$3,214,536

45

Notes to Financial Statements
December 31, 2025(Continued)
LifeX Durable Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$861,721	$—	$861,721
Treasury Money Market Funds	1,738	—	—	1,738
Total Investments	$1,738	$861,721	$—	$863,459

Refer to the Schedule of Investments for further disaggregation of investment categories.
(b)
Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(c)
Indemnifications. In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

(d)
Federal Income Taxes. The Funds qualify and intend to continue to qualify as regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended. As RICs, the Funds will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

(e)
Distributions to Shareholders. The Funds intend to make distributions monthly, for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Funds’ intended distributions are expected to constitute capital gains.

(f)
Foreign Securities and Currency Transactions. The Funds’ books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

(g)
Market Volatility. The value of the securities in the Funds may go up or down in response to market and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments, including hampering the ability of the Adviser to invest the Funds’ assets as intended.

(h)
Other. Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method. Realized gains and losses on securities sold are calculated on a highest-amortized cost basis.

(i)
Segment Reporting. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief

46

Notes to Financial Statements
December 31, 2025(Continued)
operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CEO of Stone Ridge Asset Management is the CODM of each Fund. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocations are pre-determined in accordance with each Fund’s single investment objective which is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s Schedule of Investments, total returns, and changes in net assets from operations, subscriptions and redemptions, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmark and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the each Fund’s financial statements.
3. Federal Tax Matters
Provisions for federal income taxes or excise taxes have not been made because the Funds intend to be taxed as RICs and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. The reclassifications have no effect on net assets or NAV per share.
For the year ended December 31, 2025, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Funds’ net assets as follows:

	TOTAL DISTRIBUTABLE EARNINGS/(LOSS)	PAID IN CAPITAL
LifeX 2028 Income Bucket ETF	—	—
LifeX 2030 Income Bucket ETF	—	—
LifeX 2035 Income Bucket ETF	(4,859,032)	4,859,032
LifeX 2050 Inflation-Protected Longevity Income ETF	126,353	(126,353)
LifeX 2050 Longevity Income ETF	538,280	(538,280)
LifeX 2055 Inflation-Protected Longevity Income ETF	256,357	(256,357)
LifeX 2055 Longevity Income ETF	18,351	(18,351)
LifeX 2060 Inflation-Protected Longevity Income ETF	329,350	(329,350)
LifeX 2060 Longevity Income ETF	754,710	(754,710)
LifeX 2065 Inflation-Protected Longevity Income ETF	138,729	(138,729)
LifeX 2065 Longevity Income ETF	556,151	(556,151)
LifeX Durable Income ETF	—	—

These differences primarily relate to redemptions in kind and adjustments related to tax-free reorganizations.

47

Notes to Financial Statements
December 31, 2025(Continued)
As of December 31, 2025, tax cost of investments and components of accumulated earnings (losses) for income tax purposes were as follows:

	LifeX 2028 Income Bucket ETF	LifeX 2030 Income Bucket ETF	LifeX 2035 Income Bucket ETF	LifeX 2050 Inflation- Protected Longevity Income ETF	LifeX 2050 Longevity Income ETF	LifeX 2055 Inflation- Protected Longevity Income ETF
Tax cost of investments	$2,065,933	$3,523,801	$44,637,663	$3,610,810	$4,597,653	$4,697,991
Unrealized appreciation	2,029	2,040	683,283	6,476	24,776	11,364
Unrealized depreciation	(217)	(466)	(34,521)	(202,961)	(49,809)	(162,080)
Net unrealized appreciation (depreciation)	1,812	1,574	648,762	(196,485)	(25,033)	(150,716)
Undistributed ordinary income	—	—	—	—	—	—
Undistributed long-term gain (capital loss carryover)	—	—	—	(562,456)	(1,095,916)	(1,351,621)
Distributable earnings (loss)	—	—	—	(562,456)	(1,095,916)	(1,351,621)
Other temporary differences	—	—	(23,283)	—	—	—
Total accumulated gain (loss)	$1,812	$1,574	$625,479	$(758,941)	$(1,120,949)	$(1,502,337)

	LifeX 2055 Longevity Income ETF	LifeX 2060 Inflation- Protected Longevity Income ETF	LifeX 2060 Longevity Income ETF	LifeX 2065 Inflation- Protected Longevity Income ETF	LifeX 2065 Longevity Income ETF	LifeX Durable Income ETF
Tax cost of investments	$4,398,069	$3,099,694	$3,528,321	$4,422,323	$3,274,081	$871,002
Unrealized appreciation	27,859	3,530	14,163	363	11,274	3,142
Unrealized depreciation	(40,943)	(69,514)	(61,908)	(128,044)	(70,819)	(10,685)
Net unrealized appreciation (depreciation)	(13,084)	(65,984)	(47,745)	(127,681)	(59,545)	(7,543)
Undistributed ordinary income	—	—	—	—	—	—
Undistributed long-term gain (capital loss carryover)	(2,864,539)	(1,713,490)	(2,013,270)	(1,374,281)	(1,334,982)	(120,648)
Distributable earnings (loss)	(2,864,539)	(1,713,490)	(2,013,270)	(1,374,281)	(1,334,982)	(120,648)
Other temporary differences	—	—	—	(62,958)	—	—
Total accumulated gain (loss)	$(2,877,623)	$(1,779,474)	$(2,061,015)	$(1,564,920)	$(1,394,527)	$(128,191)

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to wash sales losses.

48

Notes to Financial Statements
December 31, 2025(Continued)
The tax character of distributions paid during the year ended December 31, 2025 was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
LifeX 2028 Income Bucket ETF	$13,691	$ —	$106,309	$120,000
LifeX 2030 Income Bucket ETF	13,159	—	50,174	63,333
LifeX 2035 Income Bucket ETF	10,299,417	—	20,671,691	30,971,108
LifeX 2050 Inflation-Protected Longevity Income ETF	179,878	—	310,344	490,222
LifeX 2050 Longevity Income ETF	128,077	—	386,150	514,227
LifeX 2055 Inflation-Protected Longevity Income ETF	185,168	—	205,006	390,174
LifeX 2055 Longevity Income ETF	135,173	—	386,628	521,801
LifeX 2060 Inflation-Protected Longevity Income ETF	177,287	—	794,548	971,835
LifeX 2060 Longevity Income ETF	114,513	—	134,565	249,078
LifeX 2065 Inflation-Protected Longevity Income ETF	133,606	—	767,644	901,250
LifeX 2065 Longevity Income ETF	62,720	—	122,904	185,624
LifeX Durable Income ETF	32,863	—	58,881	91,744

The tax character of distributions paid during the year ended December 31, 2024 was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
LifeX 2050 Inflation-Protected Longevity Income ETF	$68,492	$ —	$22,214	$90,706
LifeX 2050 Longevity Income ETF	66,486	—	56,357	122,843
LifeX 2055 Inflation-Protected Longevity Income ETF	70,858	—	7,767	78,625
LifeX 2055 Longevity Income ETF	62,315	—	41,305	103,620
LifeX 2060 Inflation-Protected Longevity Income ETF	72,851	—	—	72,851
LifeX 2060 Longevity Income ETF	63,416	—	33,453	96,869
LifeX Durable Income ETF	32,993	—	12,645	45,638

At December 31, 2025 the Funds had tax basis capital losses which may be carried forward indefinitely to offset future capital losses as shown below:

	Short-Term	Long-Term	Total
LifeX 2028 Income Bucket ETF	$—	$—	$—
LifeX 2030 Income Bucket ETF	—	—	—
LifeX 2035 Income Bucket ETF	—	—	—
LifeX 2050 Inflation-Protected Longevity Income ETF	(557,280)	(5,176)	(562,456)
LifeX 2050 Longevity Income ETF	(1,093,660)	(2,256)	(1,095,916)
LifeX 2055 Inflation-Protected Longevity Income ETF	(1,298,314)	(53,307)	(1,351,621)
LifeX 2055 Longevity Income ETF	(2,813,014)	(51,525)	(2,864,539)
LifeX 2060 Inflation-Protected Longevity Income ETF	(1,652,758)	(60,732)	(1,713,490)
LifeX 2060 Longevity Income ETF	(2,010,534)	(2,736)	(2,013,270)
LifeX 2065 Inflation-Protected Longevity Income ETF	(1,360,836)	(13,445)	(1,374,281)
LifeX 2065 Longevity Income ETF	(1,334,982)	—	(1,334,982)
LifeX Durable Income ETF	(118,081)	(2,567)	(120,648)

49

Notes to Financial Statements
December 31, 2025(Continued)
As of December 31, 2025, the Funds deferred, on a tax basis, late year ordinary losses shown below. These losses are deemed to arise on January 1, 2026.

	ORDINARY	SHORT-TERM	LONG-TERM	TOTAL
LifeX 2028 Income Bucket ETF	$ —	$—	$—	$—
LifeX 2030 Income Bucket ETF	—	—	—	—
LifeX 2035 Income Bucket ETF	—	23,283	—	23,283
LifeX 2050 Inflation-Protected Longevity Income ETF	—	—	—	—
LifeX 2050 Longevity Income ETF	—	—	—	—
LifeX 2055 Inflation-Protected Longevity Income ETF	—	—	—	—
LifeX 2055 Longevity Income ETF	—	—	—	—
LifeX 2060 Inflation-Protected Longevity Income ETF	—	—	—	—
LifeX 2060 Longevity Income ETF	—	—	—	—
LifeX 2065 Inflation-Protected Longevity Income ETF	—	62,666	292	62,958
LifeX 2065 Longevity Income ETF	—	—	—	—
LifeX Durable Income ETF	—	—	—	—

There is no tax liability resulting from unrecognizable tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax returns for the fiscal year ended December 31, 2025 or any other tax year open for exam. As of December 31, 2025 only tax year December 31, 2024 is open for exam. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the year, the Funds did not incur any interest or penalties.
4. Agreements
(a)
Investment Management Agreement. The Adviser is the Funds’ investment adviser and was organized as a Delaware limited liability company in 2012. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Funds.

As compensation for its services, the Adviser is paid by the Funds a fee, computed daily and paid monthly in arrears at an annual rate of 0.25% of each Fund’s average daily net assets. The Adviser had previously been paid a fee for its services to the LifeX Income ETFs, LifeX Inflation-Protected Income ETFs and LifeX Durable Income ETF, computed daily and paid monthly in arrears at an annual rate of 0.50% of each Funds’ average daily net assets for the period from July 26, 2024 through February 19, 2025.
5. Service Providers
(a)
Custodian, Administrator, and Transfer Agent. The custodian to the Funds is U.S. Bank, N.A. The administrator and transfer agent to the Funds is U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Transfer Agent”), an affiliate of U.S. Bank, N.A.

(b)	Distributor. Foreside Financial Services, LLC serves as the Funds’ distributor.

50

Notes to Financial Statements
December 31, 2025(Continued)
6. Investment Transactions
For the year ended December 31, 2025, aggregate purchases and sales of securities (excluding short-term securities and in-kind transactions) by the Funds were as follows:

	LifeX 2028 Income Bucket ETF	LifeX 2030 Income Bucket ETF	LifeX 2035 Income Bucket ETF	LifeX 2050 Inflation- Protected Longevity Income ETF	LifeX 2050 Longevity Income ETF	LifeX 2055 Inflation- Protected Longevity Income ETF
U.S. Government
Purchases	$63,044	$1,146,931	$420,603,781	$4,020,050	$4,162,188	$6,250,363
Sales	$—	$—	$213,119,298	$4,450,314	$7,361,365	$7,144,933

	LifeX 2055 Longevity Income ETF	LifeX 2060 Inflation- Protected Longevity Income ETF	LifeX 2060 Longevity Income ETF	LifeX 2065 Inflation- Protected Longevity Income ETF	LifeX 2065 Longevity Income ETF	LifeX Durable Income ETF
U.S. Government
Purchases	$3,832,522	$15,533,794	$1,710,335	$6,065,436	$1,794,223	$508,019
Sales	$7,491,424	$18,054,075	$4,758,458	$5,808,623	$2,479,132	$367,859

For the year ended December 31, 2025, aggregate in-kind purchases and sales of securities by the Funds were as follows:

	LifeX 2028 Income Bucket ETF	LifeX 2030 Income Bucket ETF	LifeX 2035 Income Bucket ETF	LifeX 2050 Inflation- Protected Longevity Income ETF	LifeX 2050 Longevity Income ETF	LifeX 2055 Inflation- Protected Longevity Income ETF
U.S. Government
Purchases	$1,334,659	$1,611,614	$42,911,198	$659,573	$1,346,864	$—
Sales	$—	$—	$215,229,310	$3,195,973	$—	$4,478,148

	LifeX 2055 Longevity Income ETF	LifeX 2060 Inflation- Protected Longevity Income ETF	LifeX 2060 Longevity Income ETF	LifeX 2065 Inflation- Protected Longevity Income ETF	LifeX 2065 Longevity Income ETF	LifeX Durable Income ETF
U.S. Government
Purchases	$585,691	$425,128	$468,551	$385,653	$710,782	$ —
Sales	$—	$9,983,070	$—	$6,622,036	$—	$—

7. Subsequent Events Evaluation
In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date the financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

51

SCHEDULE A

LifeX Income Bucket ETFs	Inception Date
LifeX 2028 Income Bucket ETF	9/23/2025
LifeX 2030 Income Bucket ETF	9/23/2025
LifeX 2035 Income Bucket ETF	1/3/2025
LifeX Inflation-Protected Income ETFs
LifeX 2050 Inflation-Protected Longevity Income ETF	1/17/2024
LifeX 2055 Inflation-Protected Longevity Income ETF	1/17/2024
LifeX 2060 Inflation-Protected Longevity Income ETF	1/17/2024
LifeX 2065 Inflation-Protected Longevity Income ETF	1/3/2025
LifeX Income ETFs
LifeX 2050 Longevity Income ETF	1/8/2024
LifeX 2055 Longevity Income ETF	1/8/2024
LifeX 2060 Longevity Income ETF	1/8/2024
LifeX 2065 Longevity Income ETF	1/3/2025
LifeX Durable Income ETF
LifeX Durable Income ETF	1/8/2024

52

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of LifeX 2028 Income Bucket ETF, LifeX 2030 Income Bucket ETF, LifeX 2035 Income Bucket ETF, LifeX 2050 Inflation-Protected Longevity Income ETF, LifeX 2050 Longevity Income ETF, LifeX 2055 Inflation-Protected Longevity Income ETF, LifeX 2055 Longevity Income ETF, LifeX 2060 Inflation-Protected Longevity Income ETF, LifeX 2060 Longevity Income ETF, LifeX 2065 Inflation-Protected Longevity Income ETF, LifeX 2065 Longevity Income ETF, and LifeX Durable Income ETF and the Board of Trustees of Stone Ridge Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of LifeX 2028 Income Bucket ETF, LifeX 2030 Income Bucket ETF, LifeX 2035 Income Bucket ETF, LifeX 2050 Inflation-Protected Longevity Income ETF, LifeX 2050 Longevity Income ETF, LifeX 2055 Inflation-Protected Longevity Income ETF, LifeX 2055 Longevity Income ETF, LifeX 2060 Inflation-Protected Longevity Income ETF, LifeX 2060 Longevity Income ETF, LifeX 2065 Inflation-Protected Longevity Income ETF, LifeX 2065 Longevity Income ETF, and LifeX Durable Income ETF (collectively referred to as the “Funds”), (12 of the funds constituting Stone Ridge Trust (the “Trust”)), including the schedules of investments, as of December 31,2025, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (12 of the funds constituting Stone Ridge Trust) at December 31, 2025, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual Fund Constituting the Stone Ridge Trust	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
LifeX 2035 Income Bucket ETF LifeX 2065 Inflation-Protected Longevity Income ETF LifeX 2065 Longevity Income ETF	For the period from January 3, 2025 (commencement of operations) through December 31, 2025
LifeX 2028 Income Bucket ETF LifeX 2030 Income Bucket ETF	For the period from September 23, 2025 (commencement of operations) through December 31, 2025
LifeX 2050 Longevity Income ETF LifeX 2055 Longevity Income ETF LifeX 2060 Longevity Income ETF LifeX Durable Income ETF	For the year ended December 31, 2025	For the year ended December 31, 2025 and the period from January 8, 2024 (commencement of operations) through December 31, 2024
LifeX 2050 Inflation-Protected Longevity Income ETF LifeX 2055 Inflation-Protected Longevity Income ETF LifeX 2060 Inflation-Protected Longevity Income ETF	For the year ended December 31, 2025	For the year ended December 31, 2025 and the period from January 17, 2024 (commencement of operations) through December 31, 2024

Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such

53

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)
procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the Stone Ridge investment companies since 2013.
Minneapolis, Minnesota
February 27, 2026

54

Additional Information (Unaudited)
1. Board Approval of the Continuation of the Investment Management Agreements
Throughout the year, the Board of Trustees (the “Board”) of Stone Ridge Trust (the “Trust”), including the members of the Board who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considers matters bearing on the investment management agreements between Stone Ridge Asset Management LLC (the “Adviser”) and the Trust, on behalf of each series of the Trust. On an annual basis, the Board, including the Independent Trustees, holds a meeting to determine whether to approve the continuation, ordinarily for an additional one-year period, of any investment management agreements that are proposed to be renewed.
At an in-person meeting held on October 28, 2025, the Board, including a majority of the Independent Trustees, considered and approved the continuation for a one-year period of each of the investment management agreements (the “Existing Agreements”) between the Adviser and the Trust on behalf of each of its series shown on Schedule A attached hereto (the “ETFs”). Prior to the meeting, the Independent Trustees received a memorandum from independent counsel describing their responsibilities in connection with the approval of the Existing Agreements. In evaluating each Existing Agreement, the Board considered information and materials furnished by the Adviser in advance of and at the meeting and was afforded the opportunity to request additional information and to ask questions of the Adviser to obtain information that it believed to be reasonably necessary to evaluate the terms of the Existing Agreements.
The Board’s consideration of each Existing Agreement included but was not limited to: (1) the nature, extent and quality of the services provided by the Adviser; (2) the investment performance of the ETFs and the Adviser; (3) the cost of the services provided and the profits and other benefits realized by the Adviser from its relationship with each ETF; and (4) the extent to which economies of scale may be realized as the ETFs grow and whether fee levels reflect such economies of scale for the benefit of shareholders of the ETFs. In determining whether to approve the continuation of the Existing Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative; individual trustees may have evaluated the information presented differently from one another, giving different weights to various factors.
In considering the nature, extent and quality of the services provided by the Adviser, the Board considered the investment management services provided by the Adviser, including the management of each ETF’s portfolio in accordance with its investment objective, investment policies, investment restrictions and applicable law; the unique and complex nature of each ETF’s investment program in the registered fund space; investment selection and monitoring; selection of trading counterparties and order management; the creation and implementation of ongoing analytical and risk management strategies; the Adviser’s investment in infrastructure, proprietary software, technology and personnel needed to implement each ETF’s investment program; and the oversight and/or implementation of policies and procedures necessary to fulfill these responsibilities. The Board also considered other services provided by the Adviser, including proxy voting (to the extent applicable), monitoring potential conflicts of interest and maintaining regulatory compliance programs for the ETFs. In addition, the Board considered the qualifications and professional backgrounds of the Adviser’s personnel who provide significant advisory or other services to each ETF under the applicable Existing Agreement and analyzed the Adviser’s ongoing ability to service the ETFs through such personnel. Based on this and related information, the Board, including the Independent Trustees, concluded that the nature, extent and quality of services supported the continuation of the Existing Agreements.
In considering the investment performance of the ETFs and the Adviser, the Board reviewed information provided by the Adviser relating to each ETF’s performance together with the performance of each ETF’s corresponding indices. For each ETF, the Board considered the performance information for the one-month, three-month, six-month and one-year periods ended August 31, 2025, as well as for the period ended August 31, 2025 since each ETF’s inception. The Board also reviewed performance information for funds within the Morningstar category of taxable target maturity portfolios that typically invest in corporate and other taxable U.S. investment-grade fixed-income instruments that are expected to mature in the same year; in each case, with the specified characteristics and within a specified size range relative to the ETFs, as determined by the Adviser in consultation with the ETFs’ third-party administrator (the “peer groups”). The Board considered that the Adviser does not manage any other registered investment funds or accounts with

55

Additional Information (Unaudited)(Continued)
strategies similar to those of the ETFs. The Board, including the Independent Trustees, concluded that each ETF’s performance in light of all relevant factors supported the renewal of the Existing Agreement relating to that ETF.
In considering the cost of services provided and the benefits realized by the Adviser from its relationship with each ETF, the Board considered the fees paid under each Existing Agreement and the expense ratio for each ETF. In considering the appropriateness of the management fees and expense ratios, the Board also compared this data against the corresponding information for the funds in the applicable peer group. The Board took into consideration information provided by the Adviser relating to the Adviser’s financial health, profitability and the benefits that the Adviser derives from the Existing Agreements. The Board also noted that the Adviser may receive reputational benefits from its relationships with the ETFs. Based on the foregoing information and other factors deemed relevant, the Board, including the Independent Trustees, concluded that the management fee arrangements applicable to each of the ETFs pursuant to the Existing Agreements were fair and reasonable and that the costs of the services the Adviser provided and the related benefits to the Adviser in respect of its relationship with the ETFs supported the continuation of the Existing Agreements.
Finally, the Board considered the extent to which economies of scale in the provision of services by the Adviser would be realized as the ETFs grow and whether the ETFs’ fee levels reflect such economies of scale. The Board noted that the principal means by which the Adviser seeks to ensure that the ETFs realize appropriate economies of scale is through the use of the ETFs’ unified fee structure. After reviewing this and related information, the Board, including the Independent Trustees, concluded that the extent to which economies of scale currently are shared with the ETFs supported the continuation of the Existing Agreements.
Based on a consideration and evaluation of all factors deemed to be relevant, including the foregoing matters and the Board’s determination that the continuation of each of the Existing Agreements was in the best interests of the shareholders, the Board, including the Independent Trustees, concluded that each of the Existing Agreements should be continued for a one-year period.
SCHEDULE A

Stone Ridge Trust – Longevity Income ETFs
LifeX 2065 Longevity Income ETF
LifeX 2060 Longevity Income ETF
LifeX 2055 Longevity Income ETF
LifeX 2050 Longevity Income ETF
Trust – Inflation-Protected Longevity Income ETFs
LifeX 2065 Inflation-Protected Longevity Income ETF
LifeX 2060 Inflation-Protected Longevity Income ETF
LifeX 2055 Inflation-Protected Longevity Income ETF
LifeX 2050 Inflation-Protected Longevity Income ETF
Ridge Trust – LifeX Durable Income ETF
LifeX Durable Income ETF
Stone Ridge Trust – LifeX Income Bucket ETF
LifeX 2035 Income Bucket ETF

56

Additional Information (Unaudited)(Continued)
2. Shareholder Notification of Federal Tax Status
For the fiscal year ended December 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

PERCENTAGES
LifeX 2028 Income Bucket ETF	0.00%
LifeX 2030 Income Bucket ETF	0.00%
LifeX 2035 Income Bucket ETF	0.00%
LifeX 2050 Inflation-Protected Longevity Income ETF	0.00%
LifeX 2050 Longevity Income ETF	0.00%
LifeX 2055 Inflation-Protected Longevity Income ETF	0.00%
LifeX 2055 Longevity Income ETF	0.00%
LifeX 2060 Inflation-Protected Longevity Income ETF	0.00%
LifeX 2060 Longevity Income ETF	0.00%
LifeX 2065 Inflation-Protected Longevity Income ETF	0.00%
LifeX 2065 Longevity Income ETF	0.00%
LifeX Durable Income ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year December 31, 2025 was as follows:

PERCENTAGES
LifeX 2028 Income Bucket ETF	0.00%
LifeX 2030 Income Bucket ETF	0.00%
LifeX 2035 Income Bucket ETF	0.00%
LifeX 2050 Inflation-Protected Longevity Income ETF	0.00%
LifeX 2050 Longevity Income ETF	0.00%
LifeX 2055 Inflation-Protected Longevity Income ETF	0.00%
LifeX 2055 Longevity Income ETF	0.00%
LifeX 2060 Inflation-Protected Longevity Income ETF	0.00%
LifeX 2060 Longevity Income ETF	0.00%
LifeX 2065 Inflation-Protected Longevity Income ETF	0.00%
LifeX 2065 Longevity Income ETF	0.00%
LifeX Durable Income ETF	0.00%

The percentage of taxable ordinary income distributions designated as interest related dividends under Internal Revenue Section 871(k)(1)(C) for the fiscal year ended December 31, 2025 was as follows:

PERCENTAGES
LifeX 2028 Income Bucket ETF	100.00%
LifeX 2030 Income Bucket ETF	100.00%
LifeX 2035 Income Bucket ETF	100.00%
LifeX 2050 Inflation-Protected Longevity Income ETF	100.00%
LifeX 2050 Longevity Income ETF	100.00%
LifeX 2055 Inflation-Protected Longevity Income ETF	100.00%
LifeX 2055 Longevity Income ETF	100.00%
LifeX 2060 Inflation-Protected Longevity Income ETF	100.00%
LifeX 2060 Longevity Income ETF	100.00%
LifeX 2065 Inflation-Protected Longevity Income ETF	100.00%
LifeX 2065 Longevity Income ETF	100.00%
LifeX Durable Income ETF	100.00%

57

Additional Information (Unaudited)(Continued)
The percentage of taxable ordinary income distributions designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the fiscal year ended December 31, 2025 was as follows:

PERCENTAGES
LifeX 2028 Income Bucket ETF	0.00%
LifeX 2030 Income Bucket ETF	0.00%
LifeX 2035 Income Bucket ETF	0.00%
LifeX 2050 Inflation-Protected Longevity Income ETF	0.00%
LifeX 2050 Longevity Income ETF	0.00%
LifeX 2055 Inflation-Protected Longevity Income ETF	0.00%
LifeX 2055 Longevity Income ETF	0.00%
LifeX 2060 Inflation-Protected Longevity Income ETF	0.00%
LifeX 2060 Longevity Income ETF	0.00%
LifeX 2065 Inflation-Protected Longevity Income ETF	18.97%
LifeX 2065 Longevity Income ETF	0.00%
LifeX Durable Income ETF	0.00%

Shareholders should not use the above information to prepare their tax returns. Such notification, which reflects the amount to be used by calendar year taxpayers on their Federal income tax returns, will be made in conjunction with shareholder year-end tax reporting in February 2026. Shareholders are advised to consult their own tax advisors with respect to the tax consequences of their investment in the Fund.
3. Disclosure Regarding Fund Trustees and Officers
Independent Trustees(1)

Name (Year of Birth)	Position(s) Held with the Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee(3)	Other Directorships/ Trusteeships Held by Trustee During the Past 5 Years
Jeffery Ekberg (1965)	Trustee	since inception	Self-employed (personal investing), since 2011; Principal, TPG Capital, L.P. (private equity firm) until 2011; Chief Financial Officer, Newbridge Capital, LLC (subsidiary of TPG Capital, L.P.) until 2011	17	None.
Daniel Charney (1970)	Trustee	since inception	Co-Head of Global Markets, TD Securities (investment bank) and Vice Chair of TD Cowen, a division of TD Securities (financial services firm) since 2023; Co-President, Cowen and Company, Cowen Inc. (financial services firm) 2012-2023	17	None.

58

Additional Information (Unaudited)(Continued)
Interested Trustee

Name (Year of Birth)	Position(s) Held with the Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee(3)	Other Directorships/ Trusteeships Held by Trustee During the Past 5 Years
Ross Stevens (1969)(4)	Trustee, Chairman	since inception	Founder and Chief Executive Officer of Stone Ridge since 2012	17	None.

(1)	Information as of December 31, 2025.
(2)	Each Trustee serves until resignation or removal from the Board.
(3)	The Fund Complex includes the Trust and Stone Ridge Trust, Stone Ridge Trust II, Stone Ridge Trust V, and Stone Ridge Trust VIII, other investment companies managed by the Adviser.
(4)	Mr. Stevens is an “interested person” of the Trust, as defined in Section 2(a)(19) of the 1940 Act, due to his position with the Adviser.
Officers of the Trust

Name (Year of Birth) and Address(1)(2)	Position(s) Held with the Trust	Term of Office and Length of Time Served(3)	Principal Occupation(s) During Past 5 Years
Ross Stevens (1969)	President, Chief Executive Officer and Principal Executive Officer	since inception	Founder and Chief Executive Officer of the Adviser, since 2012.
Lauren D. Macioce (1978)	Chief Compliance Officer, Secretary, Chief Legal Officer and Anti-Money Laundering Compliance Officer	since 2016	General Counsel and Chief Compliance Officer of the Adviser, since 2016.
Maura Keselowsky (1983)	Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer	since 2024	Supervising Fund Controller at the Adviser, since 2022; member of Finance at the Adviser, since 2018.
Anthony Zuco (1975)	Assistant Treasurer	since 2018	Member of Finance at the Adviser, since 2015.
Alexander Nyren (1980)	Assistant Secretary	since 2018	Head of Reinsurance of the Adviser, since 2018; member of Reinsurance portfolio management team at the Adviser, since 2013.
Leson Lee (1975)	Assistant Treasurer	since 2019	Member of Operations at the Adviser, since 2018.
Domingo Encarnacion (1983)	Assistant Treasurer	since 2020	Tax Manager at the Adviser, since 2016.
Stanley Weinberg (1989)	Assistant Treasurer	since 2023	Member of Operations at the Adviser, since 2019.
Daniel Gross (1984)	Assistant Treasurer	since 2023	Member of Operations at the Adviser, since 2019.
Connor O’Neill (1990)	Assistant Treasurer	since 2024	Member of Operations at the Adviser, since 2020; Operations Manager at Junto Capital Management (2015-2019).

59

Additional Information (Unaudited)(Continued)

Name (Year of Birth) and Address(1)(2)	Position(s) Held with the Trust	Term of Office and Length of Time Served(3)	Principal Occupation(s) During Past 5 Years
Shamil Kotecha (1986)	Assistant Treasurer	since 2024	Member of Legal and Compliance at the Adviser, since 2018.
James Corley (1986)	Assistant Treasurer	since 2025	Member of Operations at the Adviser, since 2019.

(1)	Each officer’s mailing address is c/o Stone Ridge Asset Management LLC, One Vanderbilt Avenue, 65th Floor, New York, NY 10017.
(2)	Each of the officers is an affiliated person of the Adviser as a result of his or her position with the Adviser.
(3)	The term of office of each officer is indefinite.
4. Availability of Quarterly Portfolio Holdings Schedules
The Funds are required to file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ filings on Part F of Form N-PORT are available without charge on the SEC’s website, www.sec.gov, or upon request by calling 1.855.609.3680.
5. Proxy Voting Policies and Procedures and Proxy Voting Record
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov. The Funds are required to file how they voted proxies related to portfolio securities during the most recent 12-month period ended December 31. The information is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov.
6. Liquidity Risk Management Program
The Funds have adopted a liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the 1940 Act for the purpose of assessing and managing the Funds’ liquidity risk, which is the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Board has designated the Adviser to administer the Program, and the Adviser has established a Liquidity Risk Management Committee to be responsible for the Program’s operation. Under the Program, the Liquidity Risk Management Committee manages the Funds’ liquidity risk by monitoring the liquidity of each Fund’s investments, limiting the amount of each Fund’s illiquid investments, and utilizing various risk management tools available to the Funds for meeting shareholder redemptions, among other means. From January 1, 2025, through December 31, 2025, the Program supported the Funds’ ability to honor redemption requests timely and the Adviser’s management of the Funds’ liquidity risk. There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.
7. Form N-CSR Items 8–11
Set forth below is the information required to be provided in Items 8–11 of Form N-CSR.
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.

60

Additional Information (Unaudited)(Continued)
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
This information is included as part of the financial statements filed under Item 7 of this Form N-CSR.

61

Investment Adviser
Stone Ridge Asset Management LLC
One Vanderbilt Avenue, 65th Floor
New York, NY 10017
Independent Registered Public Accounting Firm
Ernst & Young LLP
700 Nicollet Mall, Suite 500
Minneapolis, MN 55402
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199
Custodians
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212
Distributor
Foreside Financial Services, LLC
Three Canal Plaza, Suite 100
Portland, Main 04101
Administrator, Transfer Agent and Dividend Disbursing Agent
U.S. Bancorp Fund Services, LLC,
doing business as U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
This report has been prepared for shareholders and must be preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ investment objectives, risks, experience of its management and other information.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included as part of the financial statements filed under Item 7 of this form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The registrant’s President and Treasurer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed Herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5)	Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stone Ridge Trust

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date	3/9/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date	3/9/2026

By (Signature and Title)*	/s/ Maura Keselowsky
Maura Keselowsky, Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer

Date	3/9/2026

* Print the name and title of each signing officer under his or her signature.